UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Annual Report

July 31, 2017

Arizona    •    Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona Municipal Income Fund	4
Connecticut Municipal Income Fund	6
Minnesota Municipal Income Fund	8
New Jersey Municipal Income Fund	10
Pennsylvania Municipal Income Fund	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	73

Federal Tax Information	74

Board of Trustees’ Contract Approval	75

Management and Organization	79

Important Notices	82

Eaton Vance

Municipal Income Funds

July 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on August 1, 2016 played out as a tale of two markets. For the first four months of the period, interest rates rose and municipal bond prices declined. But from December 2016 through the end of the period on July 31, 2017, longer-term rates fell and municipals gained back some, but not all, of their previous losses.

As the period opened, municipal bonds were at the tail end of a rally fueled by mixed U.S. economic reports, ongoing Federal Reserve Board (the Fed) caution, and the United Kingdom’s June 2016 vote to leave the European Union. Falling government interest rates around the world had put many sovereign rates into negative territory, making U.S. Treasurys and municipal bonds look attractive by comparison. In early fall, however, remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September and October of 2016.

In November 2016, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose, the yield curve steepened and bond prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, interest rates began to reverse direction — despite a Fed rate hike that month and two subsequent hikes in 2017 that put upward pressure on short- term rates. Mixed U.S. economic data, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. For the remainder of the period, long-term rates drifted downward and the yield curve flattened.

For the 12-month period, municipal market returns were virtually flat. The Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class,

returned 0.26%, as gains from coupon payments were nearly canceled out by price declines early in the fiscal year. For the period as a whole, rates rose throughout the yield curve for municipal AAA-rated7 issues. The greatest increases occurred at the long end of the curve, causing the curve to steepen and longer-term bonds to underperform shorter-term issues. Across the curve, municipal bonds outperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended July 31, 2017, the Arizona and New Jersey Funds’ Class A shares at net asset value (NAV) outperformed the 0.26% return of the Funds’ primary benchmark, the Index, while the Connecticut, Minnesota and Pennsylvania Funds’ Class A shares at NAV underperformed the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their historically higher yields and greater income streams than shorter-maturity municipal issues.

Management seeks to hedge to various degrees against the potential risk of volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when longer-term municipal and Treasury bond prices declined, the Funds’ hedging mitigated a portion of the municipal market’s negative price performance and contributed to relative results versus the Index for all Funds.

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV had a total return of 0.35%, outperforming the 0.26% return of the Index. The Fund’s hedging strategy, as noted above, contributed to performance versus the Index. Other contributors included an underweight, relative to the Index, in zero-coupon bonds, which were the worst-performing coupon structure in the Index during the one-year period; an overweight in prerefunded, or escrowed, bonds; and an overweight and security selection in insured Puerto Rico credits. The Fund’s Puerto Rico holdings were insured by various municipal bond insurers.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2017

Management’s Discussion of Fund Performance — continued

In contrast, detractors from performance versus the Index included security selection in the lease sector, security selection in AAA-rated bonds, and an overweight in longer duration9 bonds during a period when longer maturities were the worst-performing area of the yield curve.

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 0.08%, underperforming the 0.26% return of the Index. Detractors from performance versus the Index included security selection in local general obligation bonds, an overweight and security selection in the hospitals sector, an overweight and security selection in the education sector, and security selection in 4.00% to 4.50% coupon bonds. Key contributors to performance versus the Index included the Fund’s hedging strategy, an overweight and security selection in insured Puerto Rico credits, and security selection in industrial development revenue bonds.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned -0.22%, underperforming the 0.26% return of the Index. Security selection in general obligation bonds, security selection in A-rated bonds, and an overweight in zero-coupon bonds all detracted from Fund performance relative to the Index. Contributors to results versus the Index included the Fund’s hedging strategy, an overweight and security selection in the hospitals sector, and an overweight and security selection in the electric utilities sector.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 0.41%, outperforming the 0.26% return of the Index. Contributors to performance versus the Index included the Fund’s hedging strategy, an overweight in insured Puerto Rico credits, an overweight and security selection in the hospitals sector, and an overweight and security selection in prerefunded bonds. In contrast, security selection in the special tax sector and an overweight in zero-coupon bonds both detracted from results versus the Index.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned -0.58%, underperforming the 0.26% return of the Index. An overweight in zero-coupon bonds and security selection in bonds rated BBB and below detracted from Fund performance relative to the Index, as did the Fund’s use of leveraged investments.6 The Fund held leveraged investments in an effort to enhance tax-exempt income. The use of leveraged investments has the effect of achieving additional exposure to the municipal market and magnifies a fund’s exposure to its underlying investments in both up and down markets. As a result, during this period of negative price performance by municipal bonds, leveraged investments hurt Fund performance versus the Index. In contrast, contributors to Fund performance relative to the Index included the Fund’s hedging strategy, an overweight in prerefunded bonds, and security selection in the transportation sector.

It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	0.35%	2.64%	3.83%
Class A with 4.75% Maximum Sales Charge	—	—	–4.41	1.65	3.32
Class B at NAV	07/25/1991	07/25/1991	–0.32	1.89	3.05
Class B with 5% Maximum Sales Charge	—	—	–5.19	1.54	3.05
Class C at NAV	12/16/2005	07/25/1991	–0.41	1.88	3.05
Class C with 1% Maximum Sales Charge	—	—	–1.38	1.88	3.05
Class I at NAV	08/03/2010	07/25/1991	0.65	2.86	3.98
Bloomberg Barclays Municipal Bond Index	—	—	0.26%	3.10%	4.60%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.02	3.89	5.30

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.69%	1.44%	1.44%	0.49%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.90%	2.14%	2.14%	3.11%
Taxable-Equivalent Distribution Rate		5.37	3.96	3.96	5.76
SEC 30-day Yield		1.65	0.99	1.00	1.94
Taxable-Equivalent SEC 30-day Yield		3.06	1.84	1.84	3.58

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2007	$13,510	N.A.
Class C	$10,000	07/31/2007	$13,509	N.A.
Class I	$250,000	07/31/2007	$369,350	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2017

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	0.08%	2.46%	3.63%
Class A with 4.75% Maximum Sales Charge	—	—	–4.63	1.46	3.12
Class B at NAV	05/01/1992	05/01/1992	–0.67	1.69	2.85
Class B with 5% Maximum Sales Charge	—	—	–5.52	1.33	2.85
Class C at NAV	02/09/2006	05/01/1992	–0.77	1.69	2.86
Class C with 1% Maximum Sales Charge	—	—	–1.74	1.69	2.86
Class I at NAV	03/03/2008	05/01/1992	0.28	2.64	3.82
Bloomberg Barclays Municipal Bond Index	—	—	0.26%	3.10%	4.60%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.02	3.89	5.30

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.21%	2.50%	2.44%	3.40%
Taxable-Equivalent Distribution Rate		6.10	4.75	4.63	6.46
SEC 30-day Yield		1.48	0.87	0.82	1.74
Taxable-Equivalent SEC 30-day Yield		2.81	1.65	1.55	3.31

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2007	$13,251	N.A.
Class C	$10,000	07/31/2007	$13,263	N.A.
Class I	$250,000	07/31/2007	$363,814	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2017

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	–0.22%	2.55%	3.86%
Class A with 4.75% Maximum Sales Charge	—	—	–4.99	1.55	3.36
Class B at NAV	07/29/1991	07/29/1991	–0.86	1.81	3.09
Class B with 5% Maximum Sales Charge	—	—	–5.72	1.44	3.09
Class C at NAV	12/21/2005	07/29/1991	–0.85	1.81	3.08
Class C with 1% Maximum Sales Charge	—	—	–1.82	1.81	3.08
Class I at NAV	08/03/2010	07/29/1991	–0.02	2.75	4.00
Bloomberg Barclays Municipal Bond Index	—	—	0.26%	3.10%	4.60%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.02	3.89	5.30

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.69%	1.45%	1.44%	0.49%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.60%	1.79%	1.84%	2.80%
Taxable-Equivalent Distribution Rate		5.10	3.51	3.61	5.49
SEC 30-day Yield		1.36	0.64	0.68	1.62
Taxable-Equivalent SEC 30-day Yield		2.66	1.26	1.34	3.18

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2007	$13,560	N.A.
Class C	$10,000	07/31/2007	$13,547	N.A.
Class I	$250,000	07/31/2007	$370,220	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2017

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	0.41%	3.01%	3.04%
Class A with 4.75% Maximum Sales Charge	—	—	–4.32	2.00	2.54
Class C at NAV	12/14/2005	01/08/1991	–0.32	2.25	2.27
Class C with 1% Maximum Sales Charge	—	—	–1.29	2.25	2.27
Class I at NAV	03/03/2008	01/08/1991	0.61	3.21	3.23
Bloomberg Barclays Municipal Bond Index	—	—	0.26%	3.10%	4.60%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.02	3.89	5.30

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.75%	1.50%	0.55%
Net			0.72	1.47	0.52

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.50%	2.74%	3.71%
Taxable-Equivalent Distribution Rate			6.79	5.32	7.20
SEC 30-day Yield			1.99	1.35	2.29
Taxable-Equivalent SEC 30-day Yield			3.86	2.61	4.44

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2007	$12,521	N.A.
Class I	$250,000	07/31/2007	$343,568	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2017

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	–0.58%	2.97%	3.02%
Class A with 4.75% Maximum Sales Charge	—	—	–5.26	1.97	2.51
Class B at NAV	01/08/1991	01/08/1991	–1.28	2.22	2.26
Class B with 5% Maximum Sales Charge	—	—	–6.07	1.87	2.26
Class C at NAV	01/13/2006	01/08/1991	–1.28	2.22	2.25
Class C with 1% Maximum Sales Charge	—	—	–2.24	2.22	2.25
Class I at NAV	03/03/2008	01/08/1991	–0.36	3.18	3.24
Bloomberg Barclays Municipal Bond Index	—	—	0.26%	3.10%	4.60%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.02	3.89	5.30

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.57%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.75%	2.98%	2.99%	3.96%
Taxable-Equivalent Distribution Rate		6.84	5.43	5.45	7.22
SEC 30-day Yield		1.57	0.91	0.91	1.85
Taxable-Equivalent SEC 30-day Yield		2.87	1.65	1.66	3.38

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.36%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2007	$12,508	N.A.
Class C	$10,000	07/31/2007	$12,497	N.A.
Class I	$250,000	07/31/2007	$344,018	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

[9]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

14

Eaton Vance

Municipal Income Funds

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.50	$3.63	0.72%
Class B	$1,000.00	$1,027.00	$7.39	1.47%
Class C	$1,000.00	$1,027.00	$7.39	1.47%
Class I	$1,000.00	$1,032.50	$2.62	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

15

Eaton Vance

Municipal Income Funds

July 31, 2017

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.20	$3.51	0.70%
Class B	$1,000.00	$1,021.50	$7.27	1.45%
Class C	$1,000.00	$1,021.40	$7.27	1.45%
Class I	$1,000.00	$1,026.20	$2.51	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.51	0.70%
Class B	$1,000.00	$1,017.60	$7.25	1.45%
Class C	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,022.30	$2.51	0.50%

*    Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.80	$3.52	0.70%
Class B	$1,000.00	$1,026.80	$7.34	1.46%
Class C	$1,000.00	$1,025.90	$7.28	1.45%
Class I	$1,000.00	$1,030.80	$2.52	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.51	0.70%
Class B	$1,000.00	$1,017.60	$7.30	1.46%
Class C	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,022.30	$2.51	0.50%

*    Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

16

Eaton Vance

Municipal Income Funds

July 31, 2017

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.90	$3.64	0.72%
Class C	$1,000.00	$1,033.40	$7.41	1.47%
Class I	$1,000.00	$1,037.90	$2.63	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*    Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.90	$3.87	0.77%
Class B	$1,000.00	$1,023.00	$7.67	1.53%
Class C	$1,000.00	$1,021.90	$7.62	1.52%
Class I	$1,000.00	$1,026.90	$2.86	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86	0.77%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.30	$7.60	1.52%
Class I	$1,000.00	$1,022.00	$2.86	0.57%

*    Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 94.2%

Security	Principal Amount (000’s omitted)	Value

Education — 11.1%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,331,596
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,140,550
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,753,410
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,688,655
Northern Arizona University, 5.00%, 6/1/38	1,000	1,151,220

		$7,065,431

Electric Utilities — 7.6%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,608,450
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,155,860
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,053,360
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,052,920

		$4,870,590

Escrowed / Prerefunded — 6.6%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,550,280
Arizona Health Facilities Authority, (Banner Health System), Prerefunded to 1/1/18, 5.00%, 1/1/35	2,000	2,034,640
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	298,812
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	327,329

		$4,211,061

General Obligations — 7.4%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$244,595
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	242,104
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	814,500
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	912,660
Scottsdale, 5.00%, 7/1/30	250	308,795
Tempe, 5.375%, 7/1/21	1,600	1,825,152
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	387,986

		$4,735,792

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.3%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,872,176
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,164,770
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	556,710
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,099,329

		$4,692,985

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$882,555

		$882,555

Insured – Electric Utilities — 2.4%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$550	$659,466
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	542,106
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	337,101

		$1,538,673

Insured – General Obligations — 9.1%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,437,036
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,279,027
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,089,690

		$5,805,753

Insured – Lease Revenue / Certificates of Participation — 3.4%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,182,594

		$2,182,594

Insured – Special Tax Revenue — 2.4%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,445,000
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	119,309

		$1,564,309

Insured – Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,900	$2,077,935

		$2,077,935

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.9%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,207,060

		$1,207,060

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$244,265

		$244,265

Special Tax Revenue — 15.8%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,092,210
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,138,300
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,392,816
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,065,175
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,254,190
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,140,550
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/33	1,000	1,037,670

		$10,120,911

Transportation — 5.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,172,070
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,254,600

		$3,426,670

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 8.7%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,751,400
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	809,805
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,715,805
Tucson, Water System Revenue, 5.00%, 7/1/32	545	660,006
Tucson, Water System Revenue, 5.00%, 7/1/35	530	635,168

		$5,572,184

Total Tax-Exempt Investments — 94.2% (identified cost $55,671,645)		$60,198,768

Other Assets, Less Liabilities — 5.8%		$3,722,484

Net Assets — 100.0%		$63,921,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 12.0% of total investments.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Sep-17	$(5,322,147)	$(5,353,906)	$(31,759)

						$(31,759)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

19	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/31	$1,000	$1,215,580

		$1,215,580

Education — 11.0%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$566,765
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,271,858
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,409,792
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	211,820
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,634,220
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,696,176
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,113,419
University of Connecticut, 5.00%, 11/15/29	1,000	1,138,180

		$9,042,230

Escrowed / Prerefunded — 8.6%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,001,810
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	795	825,091
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,227,860
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/24	1,000	1,074,210
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	1,500	1,611,315
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	149,406
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	166,438

		$7,056,130

General Obligations — 17.3%
East Lyme, 4.00%, 7/15/22	$350	$379,127
East Lyme, 4.00%, 7/15/23	525	566,606
Fairfield, 5.00%, 1/1/23	1,000	1,196,670
Greenwich, 4.00%, 7/15/29	450	502,821
Greenwich, 4.00%, 7/15/30	250	276,893

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Greenwich, 4.00%, 7/15/32	$400	$437,952
North Haven, 5.00%, 7/15/23	1,475	1,774,646
North Haven, 5.00%, 7/15/25	1,490	1,833,251
Norwalk, 4.00%, 7/1/26	1,975	2,157,411
Redding, 5.50%, 10/15/18	400	422,208
Redding, 5.625%, 10/15/19	650	716,183
Stamford, 4.00%, 7/1/25	370	406,097
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,393,769
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	925,479
Wilton, 5.25%, 7/15/18	535	557,668
Wilton, 5.25%, 7/15/19	535	580,138

		$14,126,919

Hospital — 11.6%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,070,950
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,114,870
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,010,450
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,349,409
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,092,520
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,744,352
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,135,420

		$9,517,971

Industrial Development Revenue — 3.6%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,940	$2,950,584

		$2,950,584

Insured – Education — 11.9%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,472,093
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,610,552
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	556,015

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	$3,720	$4,100,705

		$9,739,365

Insured – Escrowed / Prerefunded — 4.7%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$725	$752,441
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,089,380
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,038,990

		$3,880,811

Insured – General Obligations — 8.1%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,169,578
Bridgeport, (AGM), 5.00%, 8/15/32	1,270	1,456,233
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,103,620
Hartford, (AGC), 5.00%, 8/15/28	500	534,955
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	540,610
Hartford, (AGM), 5.00%, 4/1/31	440	478,738
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	216,056
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,167,270

		$6,667,060

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$205,477

		$205,477

Insured – Transportation — 4.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$3,718,410

		$3,718,410

Insured – Water and Sewer — 6.6%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,193,604
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,233,648

		$5,427,252

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,250,160

		$2,250,160

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$700	$713,006
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	250	253,498

		$966,504

Water and Sewer — 3.9%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,150,340
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,684,200
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	239,068
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	148,484

		$3,222,092

Total Tax-Exempt Investments — 97.6% (identified cost $74,515,722)		$79,986,545

Other Assets, Less Liabilities — 2.4%		$1,943,001

Net Assets — 100.0%		$81,929,546

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 37.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 15.7% of total investments.

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Sep-17	$(1,368,552)	$(1,376,719)	$(8,167)

						$(8,167)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

22	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 95.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,450,460
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,216,900

		$3,667,360

Education — 14.8%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,000	$2,472,420
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,216,130
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	599,560
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,682,670
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,068,230
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	593,520
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,190,558
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	314,877
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	346,698
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	616,453
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	533,800
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,133,587
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	858,465
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,071,990
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,562,674
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,658,816
University of Minnesota, 5.00%, 4/1/27	500	620,270
University of Minnesota, 5.00%, 8/1/27	625	760,319
University of Minnesota, 5.00%, 12/1/36	500	558,050
University of Minnesota, 5.00%, 4/1/41	1,000	1,178,750
University of Minnesota, 5.125%, 4/1/34	1,000	1,066,370

		$22,104,207

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 6.9%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,329,803
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	641,586
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	403,158
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	502,640
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	289,790
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	288,905
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	230,982
Northern Municipal Power Agency, 5.00%, 1/1/31	670	781,743
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	850,752
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	845,334
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	961,720
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,134,970
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,044,972

		$10,306,355

Escrowed / Prerefunded — 9.1%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$372,345
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	676,515
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,041,520
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	298,812
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	327,329
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/33	2,000	2,029,640
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/37	2,000	2,029,640
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,039,260
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 1/1/18, 5.00%, 1/1/28	1,000	1,017,360
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,595,775
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,044,970
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,090,840

		$13,564,006

General Obligations — 29.1%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,211,480
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,018,330

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	$1,000	$749,410
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	187,425
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,231,080
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,167,210
Duluth, 5.00%, 2/1/31	1,000	1,189,110
Duluth, 5.00%, 2/1/34	1,000	1,174,060
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,148,500
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,114,280
Hennepin County, 5.00%, 12/1/41	2,000	2,378,100
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,595,145
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,411,200
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,170,380
Minneapolis - St. Paul Metropolitan Council, 5.00%, 3/1/24	2,500	3,070,050
Minnesota, 5.00%, 8/1/32	2,000	2,386,900
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,194,801
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	34,679
Ramsey County, 4.00%, 2/1/24	500	547,420
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,285,880
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	857,817
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	763,680
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	488,250
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	233,610
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,130,160
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,206,462
St. Paul, 5.00%, 12/1/27	750	937,957
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,089,360
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,437,150
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,443,378
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,754,786
Washington County, 3.50%, 2/1/28	1,000	1,001,090
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	762,698

		$43,371,838

Hospital — 11.9%
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	$850	$992,239
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	579,845

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	$500	$577,110
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,107,983
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,094,420
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,260,200
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,280,080
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,083,500
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,659,135
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,007,087
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	70,559
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	535,599
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,161,010
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,289,402

		$17,698,169

Housing — 1.7%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$1,035	$1,018,699
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,540	1,548,855

		$2,567,554

Insured – Electric Utilities — 6.9%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,016,660
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,203,371
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	315,407
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,713,900

		$10,249,338

Insured – Escrowed / Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$539,370

		$539,370

Insured – General Obligations — 1.3%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$713,699
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,269,570

		$1,983,269

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.9%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$810,248
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,028,300

		$2,838,548

Insured – Special Tax Revenue — 1.3%
St. Paul, Sales Tax Revenue, (XLCA), Prerefunded to 11/1/17, 5.00%, 11/1/30	$2,000	$2,020,920

		$2,020,920

Lease Revenue / Certificates of Participation — 2.2%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,125,800
Minnesota, 5.00%, 6/1/29	1,335	1,561,336
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	590,895

		$3,278,031

Other Revenue — 1.0%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$459,480
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	338,853
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	278,907
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	267,663
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	106,308

		$1,451,211

Senior Living / Life Care — 2.3%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,673,712
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,733,659

		$3,407,371

Security	Principal Amount (000’s omitted)	Value

Transportation — 2.3%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,250,950
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,082,500
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,146,380

		$3,479,830

Total Tax-Exempt Investments — 95.6% (identified cost $136,833,054)		$142,527,377

Other Assets, Less Liabilities — 4.4%		$6,620,927

Net Assets — 100.0%		$149,148,304

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 12.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 7.4% of total investments.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Sep-17	$(4,713,902)	$(4,742,031)	$(28,129)

						$(28,129)

25	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 95.9%

Security	Principal Amount (000’s omitted)	Value

Education — 6.3%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,035,169
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,679,908
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,204,220
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,869,901
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,102,088

		$9,891,286

Escrowed / Prerefunded — 2.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$178,474
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,230,692
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,236,061
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	915	961,683
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	506,441

		$4,113,351

General Obligations — 3.1%
Colts Neck Township Board of Education, 4.00%, 2/1/24	$1,235	$1,417,953
Jersey City, 5.00%, 11/1/33	800	950,352
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,115,400
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/26	465	544,933
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	808,500

		$4,837,138

Hospital — 12.9%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$823,043
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,240,734
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,534,275

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$175	$181,018
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	825	844,264
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,633,745
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,108,517
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,134,080
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,305,993
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	3,000	3,489,240
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,154,170
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	572,880
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,253,950

		$20,275,909

Housing — 0.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$900	$901,017

		$901,017

Industrial Development Revenue — 4.8%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,087,062
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	288,489
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	486,472
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,721,392

		$7,583,415

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,087,363

		$4,087,363

Insured – Escrowed / Prerefunded — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$650	$691,093

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,370,651
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	961,893

		$3,023,637

Insured – General Obligations — 9.6%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$729,458
Bayonne, (AGM), 5.00%, 8/1/26	865	1,010,510
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,324,221
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,934,443
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,234,450
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,395,153
Lakewood Township, (BAM), 4.00%, 11/1/26	250	285,928
Lakewood Township, (BAM), 4.00%, 11/1/27	120	136,589
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,455,675
Trenton, (BAM), 5.00%, 12/1/26	500	587,150

		$15,093,577

Insured – Hospital — 2.6%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$4,007,914

		$4,007,914

Insured – Industrial Development Revenue — 3.7%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,813,708

		$5,813,708

Insured – Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,455	$5,338,414
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,331,900
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	10,345	7,709,818
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,553,603
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	329,225

		$18,262,960

Insured – Student Loan — 1.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,560	$2,633,242

		$2,633,242

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,225,064
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	918,161

		$3,143,225

Lease Revenue / Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,590,481
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	859,920
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,082,790
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	3,190	3,259,542

		$6,792,733

Other Revenue — 1.6%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$2,250	$2,525,783

		$2,525,783

Senior Living / Life Care — 4.9%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,369,062
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,265,033
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,366,288
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,601,728

		$7,602,111

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$300,510
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,662

		$826,172

Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.152%, 6/1/36(1)	$3,630	$3,618,057
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	1,961,360

		$5,579,417

28	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 12.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,354,980
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	307,763
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,042,720
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,140	2,238,397
New Jersey Turnpike Authority, 5.00%, 1/1/30	1,215	1,394,079
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,160,054
Newark Port Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,615,125
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,785,350
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,118,690

		$20,017,158

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,510	$3,519,196

		$3,519,196

Total Tax-Exempt Municipal Securities — 95.9% (identified cost $140,416,029)		$150,530,312

Taxable Municipal Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.3%
Atlantic City, 7.50%, 3/1/40	$445	$497,942

		$497,942

Transportation — 3.0%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,655,875

		$4,655,875

Total Taxable Municipal Securities — 3.3% (identified cost $5,143,016)		$5,153,817

Total Investments — 99.2% (identified cost $145,559,045)		$155,684,129

Other Assets, Less Liabilities — 0.8%		$1,330,455

Net Assets — 100.0%		$157,014,584

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 36.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 10.2% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 101.5%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$396,766

		$396,766

Education — 14.2%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,481,913
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,063,940
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	909,664
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,335,860
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,114,690
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	2,430	2,525,329
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,206,730
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	307,188
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,190,960
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,877,575
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,916,925
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,973,826
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,257,940
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,504,148
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,740,425

		$29,407,113

Escrowed / Prerefunded — 8.2%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$852,023
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	350,516
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,406,226
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,199,151
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	1,840	1,953,951

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$169,909
Northampton County General Purpose Authority, (Lafayette College), Prerefunded to 11/1/18, 5.00%, 11/1/34	3,000	3,153,840
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,500	1,608,195
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	4,000	4,145,440
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	50	53,058

		$16,892,309

General Obligations — 4.9%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,140,410
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,143,670
Chester County, 5.00%, 7/15/27	210	226,170
Chester County, 5.00%, 7/15/28	85	91,511
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,726,070
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,291,609
Owen J. Roberts School District, 5.00%, 5/15/28	535	630,000

		$10,249,440

Hospital — 10.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,229,980
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	589,350
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	827,550
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,397,607
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,087,430
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,365,392
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	754,481
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,807,460
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	984,618
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,518,970
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,743,468
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	215,823

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	$1,500	$1,690,530

		$22,212,659

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$811,605

		$811,605

Industrial Development Revenue — 1.2%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,301,232
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,077,490

		$2,378,722

Insured – Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,532,112
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	351,601

		$1,883,713

Insured – Escrowed / Prerefunded — 21.3%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,885	$2,078,514
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/26	940	1,036,501
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,451,350
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,537,036
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,496,480
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,381,980
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	6,930	7,253,839
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	3,000	3,092,910
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,964,831
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	2,905,130
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,134,300

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	$1,335	$1,430,546
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	359,100
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	353,618
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,561,863
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,196,204

		$44,234,202

Insured – General Obligations — 11.5%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$106,442
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,713,690
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,791,772
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	360,663
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,012,523
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,964,826
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,910,251
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,757,040
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	907,730
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	797,970
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,064,834
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,128,070
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	66,891
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	874,775
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,147,380
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,241,221

		$23,846,078

Insured – Hospital — 1.2%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,529,860

		$2,529,860

Insured – Lease Revenue / Certificates of Participation — 6.1%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,059,830
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,598,062
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,950,993

		$12,608,885

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.2%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,230,780
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	297,300

		$2,528,080

Insured – Transportation — 3.6%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,767,135
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,715,820

		$7,482,955

Insured – Water and Sewer — 2.9%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,160,220
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,661,536
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,159,077

		$5,980,833

Other Revenue — 2.0%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,105,006
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,989,917

		$4,094,923

Senior Living / Life Care — 0.8%
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	$1,265	$1,363,860
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	330,474

		$1,694,334

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$477,075
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	324,844
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	148,500

		$950,419

Transportation — 5.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$838,170
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	448,827

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	$1,960	$2,131,637
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,704,582
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,470,360
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	902,898

		$11,496,474

Water and Sewer — 4.2%
Chester Water Authority, 5.00%, 12/1/35	$795	$914,456
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	1,963,465
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,773,555
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,378,025
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,649,944

		$8,679,445

Total Tax-Exempt Municipal Securities — 101.5% (identified cost $196,159,626)		$210,358,815

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$165	$49,599

Total Taxable Municipal Securities — 0.0%(3) (identified cost $165,444)		$49,599

Total Investments — 101.5% (identified cost $196,325,070)		$210,408,414

Other Assets, Less Liabilities — (1.5)%		$(3,167,495)

Net Assets — 100.0%		$207,240,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 48.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2017

Portfolio of Investments — continued

assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 16.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Sep-17	$(2,280,920)	$(2,294,531)	$(13,611)

						$(13,611)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Assets and Liabilities

	July 31, 2017
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$55,671,645	$74,515,722	$136,833,054
Unrealized appreciation	4,527,123	5,470,823	5,694,323
Investments, at value	$60,198,768	$79,986,545	$142,527,377
Cash	$3,501,497	$1,646,206	$5,149,577
Restricted cash*	105,000	27,000	93,000
Interest receivable	366,983	639,430	1,687,602
Receivable for Fund shares sold	7,175	220,419	59,098
Receivable for variation margin on open financial futures contracts	7,656	1,969	6,781
Total assets	$64,187,079	$82,521,569	$149,523,435

Liabilities
Payable for Fund shares redeemed	$143,804	$442,763	$147,870
Distributions payable	35,348	47,519	90,422
Payable to affiliates:
Investment adviser fee	15,099	21,843	43,216
Distribution and service fees	12,040	15,215	20,047
Accrued expenses	59,536	64,683	73,576
Total liabilities	$265,827	$592,023	$375,131
Net Assets	$63,921,252	$81,929,546	$149,148,304

Sources of Net Assets
Paid-in capital	$63,334,278	$80,968,751	$145,677,283
Accumulated net realized loss	(4,150,078)	(4,454,342)	(2,240,004)
Accumulated undistributed (distributions in excess of) net investment income	241,688	(47,519)	44,831
Net unrealized appreciation	4,495,364	5,462,656	5,666,194
Net Assets	$63,921,252	$81,929,546	$149,148,304

Class A Shares
Net Assets	$40,673,863	$59,405,233	$62,309,561
Shares Outstanding	4,245,277	5,825,878	6,570,497
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$10.20	$9.48
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.06	$10.71	$9.95

Class B Shares
Net Assets	$232,546	$461,460	$50,679
Shares Outstanding	21,834	45,470	4,966
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.65	$10.15	$10.21

Class C Shares
Net Assets	$6,024,520	$5,846,873	$11,668,408
Shares Outstanding	565,442	575,424	1,144,153
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.65	$10.16	$10.20

Class I Shares
Net Assets	$16,990,323	$16,215,980	$75,119,656
Shares Outstanding	1,773,369	1,589,884	7,920,865
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$10.20	$9.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Assets and Liabilities — continued

	July 31, 2017
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$145,559,045	$196,325,070
Unrealized appreciation	10,125,084	14,083,344
Investments, at value	$155,684,129	$210,408,414
Cash	$655,922	$622,818
Restricted cash*	—	45,000
Interest receivable	1,076,304	1,706,158
Receivable for investments sold	15,775	—
Receivable for Fund shares sold	116,563	117,660
Receivable for variation margin on open financial futures contracts	—	3,281
Total assets	$157,548,693	$212,903,331

Liabilities
Payable for floating rate notes issued	$—	$5,000,000
Payable for Fund shares redeemed	264,374	272,149
Distributions payable	91,547	148,123
Payable to affiliates:
Investment adviser fee	49,244	68,727
Distribution and service fees	35,007	46,063
Interest expense and fees payable	—	13,508
Accrued expenses	93,937	113,842
Total liabilities	$534,109	$5,662,412
Net Assets	$157,014,584	$207,240,919

Sources of Net Assets
Paid-in capital	$176,590,543	$226,255,228
Accumulated net realized loss	(31,051,767)	(33,151,846)
Accumulated undistributed net investment income	1,350,724	67,804
Net unrealized appreciation	10,125,084	14,069,733
Net Assets	$157,014,584	$207,240,919

Class A Shares
Net Assets	$104,120,768	$125,578,592
Shares Outstanding	11,279,131	14,384,480
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.23	$8.73
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.69	$9.17

Class B Shares
Net Assets	$—	$955,931
Shares Outstanding	—	105,791
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.04

Class C Shares
Net Assets	$21,115,427	$29,651,090
Shares Outstanding	2,192,005	3,279,889
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.63	$9.04

Class I Shares
Net Assets	$31,778,389	$51,055,306
Shares Outstanding	3,441,521	5,825,923
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.23	$8.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Operations

	Year Ended July 31, 2017
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$2,460,996	$3,324,185	$5,038,311
Total investment income	$2,460,996	$3,324,185	$5,038,311

Expenses
Investment adviser fee	$187,499	$271,497	$507,531
Distribution and service fees
Class A	88,913	128,599	135,022
Class B	2,366	6,370	1,433
Class C	60,237	60,452	117,391
Trustees’ fees and expenses	4,143	5,226	8,495
Custodian fee	29,236	33,072	46,949
Transfer and dividend disbursing agent fees	20,670	35,267	56,561
Legal and accounting services	47,517	49,120	51,755
Printing and postage	8,239	9,488	12,869
Registration fees	17,077	5,381	16,420
Miscellaneous	18,555	20,628	29,495
Total expenses	$484,452	$625,100	$983,921

Net investment income	$1,976,544	$2,699,085	$4,054,390

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$195,930	$148,993	$589,330
Financial futures contracts	183,190	47,154	162,254
Net realized gain	$379,120	$196,147	$751,584
Change in unrealized appreciation (depreciation) —
Investments	$(2,667,723)	$(3,114,292)	$(5,398,236)
Financial futures contracts	380,016	97,718	336,586
Net change in unrealized appreciation (depreciation)	$(2,287,707)	$(3,016,574)	$(5,061,650)

Net realized and unrealized loss	$(1,908,587)	$(2,820,427)	$(4,310,066)

Net increase (decrease) in net assets from operations	$67,957	$(121,342)	$(255,676)

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Operations — continued

	Year Ended July 31, 2017
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$6,888,622	$9,838,492
Total investment income	$6,888,622	$9,838,492

Expenses
Investment adviser fee	$605,192	$870,908
Distribution and service fees
Class A	219,031	271,174
Class B	—	12,587
Class C	218,822	316,201
Trustees’ fees and expenses	9,576	12,481
Custodian fee	49,949	63,095
Transfer and dividend disbursing agent fees	71,501	94,604
Legal and accounting services	61,862	76,017
Printing and postage	15,072	18,937
Registration fees	5,305	6,411
Interest expense and fees	9,257	79,402
Miscellaneous	25,557	36,464
Total expenses	$1,291,124	$1,858,281

Net investment income	$5,597,498	$7,980,211

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,841,811	$1,372,731
Financial futures contracts	(110,896)	78,510
Net realized gain	$1,730,915	$1,451,241
Change in unrealized appreciation (depreciation) —
Investments	$(7,466,603)	$(11,677,260)
Financial futures contracts	358,770	162,864
Net change in unrealized appreciation (depreciation)	$(7,107,833)	$(11,514,396)

Net realized and unrealized loss	$(5,376,918)	$(10,063,155)

Net increase (decrease) in net assets from operations	$220,580	$(2,082,944)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Changes in Net Assets

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,976,544	$2,699,085	$4,054,390
Net realized gain from investment transactions and financial futures contracts	379,120	196,147	751,584
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,287,707)	(3,016,574)	(5,061,650)
Net increase (decrease) in net assets from operations	$67,957	$(121,342)	$(255,676)
Distributions to shareholders —
From net investment income
Class A	$(1,345,652)	$(2,039,470)	$(1,886,366)
Class B	(5,661)	(16,254)	(3,111)
Class C	(144,310)	(154,080)	(252,387)
Class I	(466,562)	(467,839)	(1,949,737)
Total distributions to shareholders	$(1,962,185)	$(2,677,643)	$(4,091,601)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,654,392	$3,450,820	$10,701,859
Class B	—	6,391	—
Class C	825,261	643,514	1,309,103
Class I	10,296,673	7,175,585	46,127,270
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,190,750	1,710,215	1,757,503
Class B	4,941	7,697	3,059
Class C	123,629	111,877	227,835
Class I	173,107	270,904	999,523
Cost of shares redeemed
Class A	(9,820,617)	(12,585,129)	(21,982,145)
Class B	(2,734)	(146,197)	(19,607)
Class C	(1,324,790)	(1,713,671)	(2,462,727)
Class I	(5,520,793)	(3,639,720)	(29,934,233)
Net asset value of shares exchanged
Class A	39,385	175,899	156,013
Class B	(39,385)	(175,899)	(156,013)
Net increase (decrease) in net assets from Fund share transactions	$(1,400,181)	$(4,707,714)	$6,727,440

Net increase (decrease) in net assets	$(3,294,409)	$(7,506,699)	$2,380,163

Net Assets
At beginning of year	$67,215,661	$89,436,245	$146,768,141
At end of year	$63,921,252	$81,929,546	$149,148,304

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(47,519)	$44,831

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,597,498	$7,980,211
Net realized gain from investment transactions and financial futures contracts	1,730,915	1,451,241
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,107,833)	(11,514,396)
Net increase (decrease) in net assets from operations	$220,580	$(2,082,944)
Distributions to shareholders —
From net investment income
Class A	$(3,832,106)	$(4,988,249)
Class B	—	(38,620)
Class C	(632,810)	(973,345)
Class I	(1,083,384)	(1,993,774)
Total distributions to shareholders	$(5,548,300)	$(7,993,988)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,028,569	$14,220,245
Class C	2,679,118	2,463,180
Class I	20,866,502	14,992,936
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,086,309	4,432,685
Class B	—	38,414
Class C	486,734	883,318
Class I	792,485	799,267
Cost of shares redeemed
Class A	(21,476,168)	(35,152,995)
Class B	—	(208,759)
Class C	(5,996,550)	(10,110,373)
Class I	(17,703,954)	(15,818,159)
Net asset value of shares exchanged
Class A	—	551,649
Class B	—	(551,649)
Net decrease in net assets from Fund share transactions	$(8,236,955)	$(23,460,241)

Net decrease in net assets	$(13,564,675)	$(33,537,173)

Net Assets
At beginning of year	$170,579,259	$240,778,092
At end of year	$157,014,584	$207,240,919

Accumulated undistributed net investment income included in net assets
At end of year	$1,350,724	$67,804

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,103,046	$2,951,537	$3,933,047
Net realized gain (loss) from investment transactions and financial futures contracts	(344,604)	139,642	70,675
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,284,052	2,233,445	2,911,347
Net increase in net assets from operations	$4,042,494	$5,324,624	$6,915,069
Distributions to shareholders —
From net investment income
Class A	$(1,557,569)	$(2,325,100)	$(2,193,739)
Class B	(7,364)	(23,541)	(7,930)
Class C	(147,864)	(175,253)	(276,708)
Class I	(376,464)	(397,088)	(1,478,703)
Total distributions to shareholders	$(2,089,261)	$(2,920,982)	$(3,957,080)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,580,550	$2,970,629	$9,667,740
Class B	32,188	9,546	—
Class C	1,265,565	1,517,163	2,667,890
Class I	6,848,625	4,561,081	30,276,298
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,366,043	1,923,785	2,045,891
Class B	6,915	12,239	7,921
Class C	125,979	128,089	250,009
Class I	83,699	235,160	765,345
Cost of shares redeemed
Class A	(5,220,798)	(10,256,613)	(11,011,849)
Class B	(42,280)	(210,509)	(41,983)
Class C	(666,777)	(1,545,276)	(1,836,186)
Class I	(4,628,436)	(1,617,680)	(10,161,356)
Net asset value of shares exchanged
Class A	53,995	66,548	146,542
Class B	(53,995)	(66,548)	(146,542)
Net increase (decrease) in net assets from Fund share transactions	$1,751,273	$(2,272,386)	$22,629,720

Net increase in net assets	$3,704,506	$131,256	$25,587,709

Net Assets
At beginning of year	$63,511,155	$89,304,989	$121,180,432
At end of year	$67,215,661	$89,436,245	$146,768,141

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(50,240)	$44,831

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,907,377	$8,640,765
Net realized gain from investment transactions and financial futures contracts	1,294,371	377,104
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,646,599	4,672,202
Net increase in net assets from operations	$10,848,347	$13,690,071
Distributions to shareholders —
From net investment income
Class A	$(4,210,260)	$(5,402,721)
Class B	—	(56,047)
Class C	(661,431)	(1,064,861)
Class I	(990,851)	(2,035,397)
Total distributions to shareholders	$(5,862,542)	$(8,559,026)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,669,607	$15,445,757
Class B	—	7,066
Class C	4,083,260	7,874,267
Class I	11,130,312	12,080,606
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,375,109	4,772,707
Class B	—	54,779
Class C	481,514	953,615
Class I	708,510	716,313
Cost of shares redeemed
Class A	(16,057,958)	(16,356,209)
Class B	—	(131,343)
Class C	(3,670,986)	(4,302,868)
Class I	(8,799,969)	(9,639,418)
Net asset value of shares exchanged
Class A	—	254,606
Class B	—	(254,606)
Net increase (decrease) in net assets from Fund share transactions	$(3,080,601)	$11,475,272

Net increase in net assets	$1,905,204	$16,606,317

Net Assets
At beginning of year	$168,674,055	$224,171,775
At end of year	$170,579,259	$240,778,092

Accumulated undistributed net investment income included in net assets
At end of year	$1,238,008	$67,804

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.840	$9.540	$9.650	$9.300	$10.030

Income (Loss) From Operations
Net investment income(1)	$0.292	$0.321	$0.346	$0.378	$0.374
Net realized and unrealized gain (loss)	(0.262)	0.298	(0.088)	0.337	(0.741)

Total income (loss) from operations	$0.030	$0.619	$0.258	$0.715	$(0.367)

Less Distributions
From net investment income	$(0.290)	$(0.319)	$(0.368)	$(0.365)	$(0.363)

Total distributions	$(0.290)	$(0.319)	$(0.368)	$(0.365)	$(0.363)

Net asset value — End of year	$9.580	$9.840	$9.540	$9.650	$9.300

Total Return(2)	0.35%	6.60%	2.67%	7.84%	(3.82)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,674	$47,956	$47,736	$52,491	$54,949
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.69%	0.72%	0.73%	0.74%
Interest and fee expense(4)	—	—	—	0.03%	0.02%
Total expenses(3)	0.71%	0.69%	0.72%	0.76%	0.76%
Net investment income	3.05%	3.32%	3.56%	4.01%	3.77%
Portfolio Turnover	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Arizona Fund — Class B
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.930	$10.600	$10.720	$10.330	$11.140

Income (Loss) From Operations
Net investment income(1)	$0.245	$0.278	$0.294	$0.343	$0.334
Net realized and unrealized gain (loss)	(0.283)	0.326	(0.086)	0.374	(0.823)

Total income (loss) from operations	$(0.038)	$0.604	$0.208	$0.717	$(0.489)

Less Distributions
From net investment income	$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Total distributions	$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Net asset value — End of year	$10.650	$10.930	$10.600	$10.720	$10.330

Total Return(2)	(0.32)%	5.78%	1.93%	7.05%	(4.53)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$233	$277	$326	$555	$789
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.44%	1.47%	1.48%	1.49%
Interest and fee expense(4)	—	—	—	0.03%	0.02%
Total expenses(3)	1.46%	1.44%	1.47%	1.51%	1.51%
Net investment income	2.30%	2.59%	2.72%	3.28%	3.02%
Portfolio Turnover	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.940	$10.610	$10.730	$10.340	$11.150

Income (Loss) From Operations
Net investment income(1)	$0.245	$0.275	$0.305	$0.343	$0.333
Net realized and unrealized gain (loss)	(0.293)	0.329	(0.097)	0.374	(0.822)

Total income (loss) from operations	$(0.048)	$0.604	$0.208	$0.717	$(0.489)

Less Distributions
From net investment income	$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Total distributions	$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Net asset value — End of year	$10.650	$10.940	$10.610	$10.730	$10.340

Total Return(2)	(0.41)%	5.77%	1.93%	7.05%	(4.52)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,025	$6,592	$5,690	$5,792	$7,733
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.44%	1.47%	1.48%	1.49%
Interest and fee expense(4)	—	—	—	0.03%	0.02%
Total expenses(3)	1.46%	1.44%	1.47%	1.51%	1.51%
Net investment income	2.30%	2.56%	2.83%	3.28%	3.01%
Portfolio Turnover	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.830	$9.540	$9.640	$9.300	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.310	$0.339	$0.368	$0.396	$0.392
Net realized and unrealized gain (loss)	(0.251)	0.289	(0.081)	0.328	(0.729)

Total income (loss) from operations	$0.059	$0.628	$0.287	$0.724	$(0.337)

Less Distributions
From net investment income	$(0.309)	$(0.338)	$(0.387)	$(0.384)	$(0.383)

Total distributions	$(0.309)	$(0.338)	$(0.387)	$(0.384)	$(0.383)

Net asset value — End of year	$9.580	$9.830	$9.540	$9.640	$9.300

Total Return(2)	0.65%	6.70%	2.98%	7.94%	(3.53)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,990	$12,390	$9,759	$9,136	$6,852
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.49%	0.52%	0.53%	0.54%
Interest and fee expense(4)	—	—	—	0.03%	0.02%
Total expenses(3)	0.51%	0.49%	0.52%	0.56%	0.56%
Net investment income	3.24%	3.50%	3.79%	4.20%	3.95%
Portfolio Turnover	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.520	$10.240	$10.240	$9.890	$10.750

Income (Loss) From Operations
Net investment income(1)	$0.328	$0.351	$0.364	$0.386	$0.383
Net realized and unrealized gain (loss)	(0.323)	0.276	(0.004)	0.347	(0.862)

Total income (loss) from operations	$0.005	$0.627	$0.360	$0.733	$(0.479)

Less Distributions
From net investment income	$(0.325)	$(0.347)	$(0.360)	$(0.383)	$(0.379)
Tax return of capital	—	—	—	—	(0.002)

Total distributions	$(0.325)	$(0.347)	$(0.360)	$(0.383)	$(0.381)

Net asset value — End of year	$10.200	$10.520	$10.240	$10.240	$9.890

Total Return(2)	0.08%	6.22%	3.53%	7.56%	(4.62)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,405	$68,795	$72,210	$76,772	$88,850
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.72%	0.72%	0.71%	0.73%
Interest and fee expense(4)	—	—	0.03%	0.07%	0.05%
Total expenses(3)	0.70%	0.72%	0.75%	0.78%	0.78%
Net investment income	3.20%	3.38%	3.52%	3.87%	3.62%
Portfolio Turnover	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class B
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.470	$10.190	$10.190	$9.850	$10.700

Income (Loss) From Operations
Net investment income(1)	$0.251	$0.272	$0.285	$0.309	$0.303
Net realized and unrealized gain (loss)	(0.323)	0.276	(0.004)	0.337	(0.853)

Total income (loss) from operations	$(0.072)	$0.548	$0.281	$0.646	$(0.550)

Less Distributions
From net investment income	$(0.248)	$(0.268)	$(0.281)	$(0.306)	$(0.299)
Tax return of capital	—	—	—	—	(0.001)

Total distributions	$(0.248)	$(0.268)	$(0.281)	$(0.306)	$(0.300)

Net asset value — End of year	$10.150	$10.470	$10.190	$10.190	$9.850

Total Return(2)	(0.67)%	5.44%	2.76%	6.67%	(5.28)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$461	$795	$1,026	$1,439	$1,642
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.47%	1.47%	1.46%	1.49%
Interest and fee expense(4)	—	—	0.03%	0.07%	0.05%
Total expenses(3)	1.46%	1.47%	1.50%	1.53%	1.54%
Net investment income	2.45%	2.64%	2.77%	3.11%	2.87%
Portfolio Turnover	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.490	$10.200	$10.200	$9.860	$10.710

Income (Loss) From Operations
Net investment income(1)	$0.250	$0.271	$0.285	$0.310	$0.302
Net realized and unrealized gain (loss)	(0.333)	0.287	(0.003)	0.337	(0.852)

Total income (loss) from operations	$(0.083)	$0.558	$0.282	$0.647	$(0.550)

Less Distributions
From net investment income	$(0.247)	$(0.268)	$(0.282)	$(0.307)	$(0.299)
Tax return of capital	—	—	—	—	(0.001)

Total distributions	$(0.247)	$(0.268)	$(0.282)	$(0.307)	$(0.300)

Net asset value — End of year	$10.160	$10.490	$10.200	$10.200	$9.860

Total Return(2)	(0.77)%	5.54%	2.76%	6.67%	(5.27)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,847	$7,020	$6,739	$6,447	$6,787
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.47%	1.47%	1.46%	1.48%
Interest and fee expense(4)	—	—	0.03%	0.07%	0.05%
Total expenses(3)	1.45%	1.47%	1.50%	1.53%	1.53%
Net investment income	2.45%	2.62%	2.77%	3.11%	2.86%
Portfolio Turnover	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.520	$10.240	$10.240	$9.890	$10.760

Income (Loss) From Operations
Net investment income(1)	$0.348	$0.371	$0.385	$0.406	$0.404
Net realized and unrealized gain (loss)	(0.322)	0.276	(0.004)	0.347	(0.872)

Total income (loss) from operations	$0.026	$0.647	$0.381	$0.753	$(0.468)

Less Distributions
From net investment income	$(0.346)	$(0.367)	$(0.381)	$(0.403)	$(0.400)
Tax return of capital	—	—	—	—	(0.002)

Total distributions	$(0.346)	$(0.367)	$(0.381)	$(0.403)	$(0.402)

Net asset value — End of year	$10.200	$10.520	$10.240	$10.240	$9.890

Total Return(2)	0.28%	6.43%	3.74%	7.78%	(4.52)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,216	$12,826	$9,330	$9,987	$8,454
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.52%	0.52%	0.51%	0.53%
Interest and fee expense(4)	—	—	0.03%	0.07%	0.05%
Total expenses(3)	0.50%	0.52%	0.55%	0.58%	0.58%
Net investment income	3.40%	3.57%	3.71%	4.05%	3.82%
Portfolio Turnover	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.770	$9.550	$9.580	$9.230	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.263	$0.288	$0.312	$0.319	$0.306
Net realized and unrealized gain (loss)	(0.289)	0.222	(0.033)	0.349	(0.533)

Total income (loss) from operations	$(0.026)	$0.510	$0.279	$0.668	$(0.227)

Less Distributions
From net investment income	$(0.264)	$(0.290)	$(0.309)	$(0.318)	$(0.303)

Total distributions	$(0.264)	$(0.290)	$(0.309)	$(0.318)	$(0.303)

Net asset value — End of year	$9.480	$9.770	$9.550	$9.580	$9.230

Total Return(2)	(0.22)%	5.42%	2.94%	7.36%	(2.43)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$62,310	$74,061	$71,598	$73,246	$77,456
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.70%	0.69%	0.71%	0.71%	0.72%
Net investment income	2.77%	2.98%	3.24%	3.40%	3.15%
Portfolio Turnover	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class B
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.510	$10.280	$10.310	$9.930	$10.500

Income (Loss) From Operations
Net investment income(1)	$0.209	$0.234	$0.258	$0.268	$0.251
Net realized and unrealized gain (loss)	(0.302)	0.230	(0.033)	0.378	(0.573)

Total income (loss) from operations	$(0.093)	$0.464	$0.225	$0.646	$(0.322)

Less Distributions
From net investment income	$(0.207)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Total distributions	$(0.207)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Net asset value — End of year	$10.210	$10.510	$10.280	$10.310	$9.930

Total Return(2)	(0.86)%	4.57%	2.19%	6.59%	(3.15)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51	$231	$404	$535	$846
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.46%	1.45%	1.46%	1.47%	1.47%
Net investment income	2.05%	2.26%	2.49%	2.66%	2.40%
Portfolio Turnover	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.500	$10.270	$10.300	$9.920	$10.490

Income (Loss) From Operations
Net investment income(1)	$0.206	$0.231	$0.257	$0.268	$0.250
Net realized and unrealized gain (loss)	(0.298)	0.233	(0.032)	0.378	(0.572)

Total income (loss) from operations	$(0.092)	$0.464	$0.225	$0.646	$(0.322)

Less Distributions
From net investment income	$(0.208)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Total distributions	$(0.208)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Net asset value — End of year	$10.200	$10.500	$10.270	$10.300	$9.920

Total Return(2)	(0.85)%	4.57%	2.19%	6.60%	(3.16)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,668	$12,990	$11,636	$11,098	$12,298
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.45%	1.44%	1.46%	1.47%	1.47%
Net investment income	2.02%	2.23%	2.48%	2.66%	2.39%
Portfolio Turnover	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.770	$9.550	$9.580	$9.230	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.280	$0.304	$0.330	$0.337	$0.325
Net realized and unrealized gain (loss)	(0.287)	0.225	(0.031)	0.349	(0.532)

Total income (loss) from operations	$(0.007)	$0.529	$0.299	$0.686	$(0.207)

Less Distributions
From net investment income	$(0.283)	$(0.309)	$(0.329)	$(0.336)	$(0.323)

Total distributions	$(0.283)	$(0.309)	$(0.329)	$(0.336)	$(0.323)

Net asset value — End of year	$9.480	$9.770	$9.550	$9.580	$9.230

Total Return(2)	(0.02)%	5.63%	3.15%	7.57%	(2.23)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,120	$59,486	$37,542	$25,888	$21,323
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.50%	0.49%	0.51%	0.51%	0.52%
Net investment income	2.96%	3.15%	3.43%	3.60%	3.35%
Portfolio Turnover	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.520	$9.240	$9.310	$9.010	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.326	$0.339	$0.337	$0.357	$0.382
Net realized and unrealized gain (loss)	(0.293)	0.277	(0.072)	0.299	(0.570)

Total income (loss) from operations	$0.033	$0.616	$0.265	$0.656	$(0.188)

Less Distributions
From net investment income	$(0.323)	$(0.336)	$(0.335)	$(0.356)	$(0.382)

Total distributions	$(0.323)	$(0.336)	$(0.335)	$(0.356)	$(0.382)

Net asset value — End of year	$9.230	$9.520	$9.240	$9.310	$9.010

Total Return(2)	0.41%	6.78%	2.86%	7.43%	(2.12)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104,121	$117,155	$120,659	$135,265	$146,499
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.72%	0.73%	0.74%	0.75%
Interest and fee expense(4)	0.01%	0.03%	0.02%	0.03%	0.07%
Total expenses(3)	0.73%	0.75%	0.75%	0.77%	0.82%
Net investment income	3.53%	3.62%	3.60%	3.92%	3.98%
Portfolio Turnover	14%	17%	8%	16%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.930	$9.640	$9.710	$9.400	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.267	$0.280	$0.278	$0.300	$0.323
Net realized and unrealized gain (loss)	(0.302)	0.288	(0.072)	0.310	(0.590)

Total income (loss) from operations	$(0.035)	$0.568	$0.206	$0.610	$(0.267)

Less Distributions
From net investment income	$(0.265)	$(0.278)	$(0.276)	$(0.300)	$(0.323)

Total distributions	$(0.265)	$(0.278)	$(0.276)	$(0.300)	$(0.323)

Net asset value — End of year	$9.630	$9.930	$9.640	$9.710	$9.400

Total Return(2)	(0.32)%	5.97%	2.13%	6.59%	(2.81)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,115	$24,731	$23,141	$24,442	$25,796
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.47%	1.48%	1.49%	1.50%
Interest and fee expense(4)	0.01%	0.03%	0.02%	0.03%	0.07%
Total expenses(3)	1.48%	1.50%	1.50%	1.52%	1.57%
Net investment income	2.78%	2.86%	2.85%	3.16%	3.23%
Portfolio Turnover	14%	17%	8%	16%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.520	$9.240	$9.310	$9.010	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.345	$0.357	$0.355	$0.372	$0.401
Net realized and unrealized gain (loss)	(0.293)	0.278	(0.071)	0.302	(0.570)

Total income (loss) from operations	$0.052	$0.635	$0.284	$0.674	$(0.169)

Less Distributions
From net investment income	$(0.342)	$(0.355)	$(0.354)	$(0.374)	$(0.401)

Total distributions	$(0.342)	$(0.355)	$(0.354)	$(0.374)	$(0.401)

Net asset value — End of year	$9.230	$9.520	$9.240	$9.310	$9.010

Total Return(2)	0.61%	7.00%	3.07%	7.64%	(1.93)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,778	$28,693	$24,873	$20,179	$13,493
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.52%	0.53%	0.53%	0.55%
Interest and fee expense(4)	0.01%	0.03%	0.02%	0.03%	0.07%
Total expenses(3)	0.53%	0.55%	0.55%	0.56%	0.62%
Net investment income	3.74%	3.80%	3.80%	4.07%	4.18%
Portfolio Turnover	14%	17%	8%	16%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.110	$8.900	$8.950	$8.750	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.323	$0.345	$0.355	$0.375	$0.369
Net realized and unrealized gain (loss)	(0.379)	0.207	(0.053)	0.197	(0.423)

Total income (loss) from operations	$(0.056)	$0.552	$0.302	$0.572	$(0.054)

Less Distributions
From net investment income	$(0.324)	$(0.342)	$(0.352)	$(0.372)	$(0.366)

Total distributions	$(0.324)	$(0.342)	$(0.352)	$(0.372)	$(0.366)

Net asset value — End of year	$8.730	$9.110	$8.900	$8.950	$8.750

Total Return(2)	(0.58)%	6.32%	3.41%	6.68%	(0.70)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$125,579	$147,706	$140,411	$147,461	$156,219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.73%	0.75%	0.74%	0.76%
Interest and fee expense(4)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(3)	0.77%	0.77%	0.78%	0.78%	0.81%
Net investment income	3.67%	3.84%	3.95%	4.25%	4.01%
Portfolio Turnover	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.430	$9.220	$9.270	$9.060	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.266	$0.288	$0.298	$0.321	$0.310
Net realized and unrealized gain (loss)	(0.389)	0.207	(0.053)	0.206	(0.432)

Total income (loss) from operations	$(0.123)	$0.495	$0.245	$0.527	$(0.122)

Less Distributions
From net investment income	$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Total distributions	$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Net asset value — End of year	$9.040	$9.430	$9.220	$9.270	$9.060

Total Return(2)	(1.28)%	5.44%	2.66%	5.92%	(1.39)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$956	$1,746	$2,029	$3,012	$4,517
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.48%	1.50%	1.50%	1.52%
Interest and fee expense(4)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(3)	1.52%	1.52%	1.53%	1.54%	1.57%
Net investment income	2.92%	3.10%	3.20%	3.51%	3.26%
Portfolio Turnover	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.430	$9.220	$9.270	$9.060	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.266	$0.287	$0.298	$0.319	$0.310
Net realized and unrealized gain (loss)	(0.389)	0.208	(0.053)	0.208	(0.432)

Total income (loss) from operations	$(0.123)	$0.495	$0.245	$0.527	$(0.122)

Less Distributions
From net investment income	$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Total distributions	$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Net asset value — End of year	$9.040	$9.430	$9.220	$9.270	$9.060

Total Return(2)	(1.28)%	5.44%	2.66%	5.92%	(1.39)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,651	$38,004	$32,695	$32,342	$34,045
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.48%	1.50%	1.49%	1.51%
Interest and fee expense(4)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(3)	1.52%	1.52%	1.53%	1.53%	1.56%
Net investment income	2.92%	3.08%	3.20%	3.49%	3.26%
Portfolio Turnover	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.140	$8.940	$8.990	$8.790	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.342	$0.365	$0.375	$0.393	$0.388
Net realized and unrealized gain (loss)	(0.380)	0.197	(0.053)	0.198	(0.412)

Total income (loss) from operations	$(0.038)	$0.562	$0.322	$0.591	$(0.024)

Less Distributions
From net investment income	$(0.342)	$(0.362)	$(0.372)	$(0.391)	$(0.386)

Total distributions	$(0.342)	$(0.362)	$(0.372)	$(0.391)	$(0.386)

Net asset value — End of year	$8.760	$9.140	$8.940	$8.990	$8.790

Total Return(2)	(0.36)%	6.40%	3.62%	6.88%	(0.37)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51,055	$53,322	$49,036	$39,754	$29,443
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.53%	0.55%	0.54%	0.56%
Interest and fee expense(4)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(3)	0.57%	0.57%	0.58%	0.58%	0.61%
Net investment income	3.88%	4.03%	4.15%	4.43%	4.21%
Portfolio Turnover	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

61

Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$5,000,000
Interest Rate or Range of Interest Rates (%)	1.02
Collateral for Floating Rate Notes Outstanding	$7,598,062

For the year ended July 31, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$798,959	$5,055,479
Average Interest Rate	1.16%	1.57%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2017.

62

Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Funds during the year ended July 31, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2017 and July 31, 2016 was as follows:

	Year Ended July 31, 2017
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,962,185	$2,676,303	$4,052,510	$5,274,091	$7,920,264
Ordinary income	$—	$1,340	$39,091	$274,209	$73,724

63

Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements — continued

	Year Ended July 31, 2016
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,089,261	$2,920,982	$3,921,026	$5,848,936	$8,556,998
Ordinary income	$—	$—	$36,054	$13,606	$2,028

During the year ended July 31, 2017, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount and premium amortization.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(997,387)	$(664,998)	$(453,418)	$(6,120,511)	$(5,414,613)
Accumulated net realized loss	$1,011,746	$683,719	$416,207	$6,056,993	$5,400,836
Accumulated undistributed (distributions in excess of) net investment income	$(14,359)	$(18,721)	$37,211	$63,518	$13,777

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$277,036	$—	$135,253	$1,442,271	$215,927
Capital loss carryforwards, deferred capital losses and post October capital losses	$(4,282,148)	$(4,648,273)	$(2,434,660)	$(31,173,745)	$(33,755,978)
Net unrealized appreciation	$4,627,434	$5,656,587	$5,860,850	$10,247,062	$14,673,865
Other temporary differences	$(35,348)	$(47,519)	$(90,422)	$(91,547)	$(148,123)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, residual interest bonds, accretion of market discount, premium amortization and the timing of recognizing distributions to shareholders.

At July 31, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule,

64

Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements — continued

capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2018	$3,471,707	$2,387,746	$1,523,293	$20,873,952	$10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$3,471,707	$3,072,837	$2,246,495	$24,615,950	$20,868,218

Deferred capital losses:
Short-term	$728,658	$1,361,605	$—	$4,177,469	$5,384,026
Long-term	$81,783	$213,831	$—	$2,380,326	$7,503,734

During the year ended July 31, 2017, capital loss carryforwards of $113,340 were utilized to offset net realized gains by the Minnesota Fund.

Additionally, at July 31, 2017, the Minnesota Fund had a net capital loss of $188,165 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$55,571,334	$74,329,958	$136,666,527	$145,437,067	$190,734,549

Gross unrealized appreciation	$4,731,058	$5,743,502	$6,346,874	$10,465,308	$17,831,738
Gross unrealized depreciation	(103,624)	(86,915)	(486,024)	(218,246)	(3,157,873)

Net unrealized appreciation	$4,627,434	$5,656,587	$5,860,850	$10,247,062	$14,673,865

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$187,499	$271,497	$507,531	$605,192	$870,908
Effective Annual Rate	0.29%	0.32%	0.35%	0.37%	0.39%

65

Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2017 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$3,233	$6,105	$8,327	$9,749	$12,968
EVD’s Class A Sales Charges	$9,786	$6,476	$7,354	$7,964	$19,980

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2017 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$88,913	$128,599	$135,022	$219,031	$271,174

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$1,868	$5,029	$1,131	$—	$9,937
Class C Distribution Fees	$47,556	$47,725	$92,677	$172,754	$249,632

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2017 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$498	$1,341	$302	$—	$2,650
Class C Service Fees	$12,681	$12,727	$24,714	$46,068	$66,569

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Eaton Vance

Municipal Income Funds

July 31, 2017

Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended July 31, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$6,000	$4,000
Class B	$—	$1,000	$—	$—	$10
Class C	$200	$3,000	$2,000	$1,000	$3,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2017 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$14,048,017	$9,009,748	$36,997,631	$22,611,497	$8,282,767
Sales	$15,811,235	$12,486,504	$32,530,539	$38,777,581	$37,489,015

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	275,658	—	76,962	1,078,481
Issued to shareholders electing to receive payments of distributions in Fund shares	124,548	465	11,631	18,125
Redemptions	(1,034,719)	(257)	(125,784)	(583,119)
Exchange from Class B shares	4,164	—	—	—
Exchange to Class A shares	—	(3,747)	—	—

Net increase (decrease)	(630,349)	(3,539)	(37,191)	513,487

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Notes to Financial Statements — continued

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	265,388	2,975	116,937	703,252
Issued to shareholders electing to receive payments of distributions in Fund shares	141,053	643	11,696	8,638
Redemptions	(540,667)	(4,003)	(62,328)	(475,251)
Exchange from Class B shares	5,579	—	—	—
Exchange to Class A shares	—	(5,019)	—	—

Net increase (decrease)	(128,647)	(5,404)	66,305	236,639

Connecticut Fund
	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	335,926	627	62,829	702,939
Issued to shareholders electing to receive payments of distributions in Fund shares	167,043	755	10,968	26,474
Redemptions	(1,232,667)	(14,458)	(167,932)	(358,169)
Exchange from Class B shares	17,325	—	—	—
Exchange to Class A shares	—	(17,400)	—	—

Net increase (decrease)	(712,373)	(30,476)	(94,135)	371,244

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	287,072	925	146,735	440,542
Issued to shareholders electing to receive payments of distributions in Fund shares	185,455	1,186	12,399	22,647
Redemptions	(993,423)	(20,372)	(150,133)	(155,531)
Exchange from Class B shares	6,433	—	—	—
Exchange to Class A shares	—	(6,463)	—	—

Net increase (decrease)	(514,463)	(24,724)	9,001	307,658

Minnesota Fund
	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,135,326	—	127,534	4,911,535
Issued to shareholders electing to receive payments of distributions in Fund shares	185,819	300	22,403	105,706
Redemptions	(2,350,987)	(1,917)	(242,592)	(3,186,883)
Exchange from Class B shares	16,603	—	—	—
Exchange to Class A shares	—	(15,439)	—	—

Net increase (decrease)	(1,013,239)	(17,056)	(92,655)	1,830,358

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Notes to Financial Statements — continued

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,002,668	—	256,420	3,132,000
Issued to shareholders electing to receive payments of distributions in Fund shares	211,963	764	24,082	79,215
Redemptions	(1,141,269)	(4,044)	(176,431)	(1,050,344)
Exchange from Class B shares	15,121	—	—	—
Exchange to Class A shares	—	(14,050)	—	—

Net increase (decrease)	88,483	(17,330)	104,071	2,160,871

New Jersey Fund
	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	979,595	—	278,271	2,279,654
Issued to shareholders electing to receive payments of distributions in Fund shares	334,824	—	50,626	85,979
Redemptions	(2,341,193)	—	(626,334)	(1,937,002)

Net increase (decrease)	(1,026,774)	—	(297,437)	428,631

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	602,825	—	415,700	1,187,421
Issued to shareholders electing to receive payments of distributions in Fund shares	359,689	—	49,155	75,379
Redemptions	(1,717,118)	—	(375,782)	(941,328)

Net increase (decrease)	(754,604)	—	89,073	321,472

Pennsylvania Fund
	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,630,865	—	269,923	1,710,819
Issued to shareholders electing to receive payments of distributions in Fund shares	505,225	4,227	97,219	90,790
Redemptions	(4,035,081)	(22,971)	(1,117,582)	(1,809,100)
Exchange from Class B shares	62,798	—	—	—
Exchange to Class A shares	—	(60,652)	—	—

Net decrease	(1,836,193)	(79,396)	(750,440)	(7,491)

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Notes to Financial Statements — continued

	Year Ended July 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,712,059	765	844,176	1,334,102
Issued to shareholders electing to receive payments of distributions in Fund shares	529,830	5,876	102,206	79,170
Redemptions	(1,818,606)	(14,198)	(461,982)	(1,066,042)
Exchange from Class B shares	28,386	—	—	—
Exchange to Class A shares	—	(27,408)	—	—

Net increase (decrease)	451,669	(34,965)	484,400	347,230

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2017.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2017 is included in the Portfolio of Investments. At July 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2017 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(31,759	)(1)	$(8,167	)(1)	$(28,129	)(1)	$(13,611	)(1)

Total	$(31,759)		$(8,167)		$(28,129)		$(13,611)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2017 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$183,190	(1)	$47,154	(1)	$162,254	(1)	$(110,896	)(1)	$78,510	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$380,016	(2)	$97,718	(2)	$336,586	(2)	$358,770	(2)	$162,864	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended July 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Cost:
Futures Contracts — Short	$5,503,000	$1,415,000	$4,874,000	$3,015,000	$2,358,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,198,768	$—	$60,198,768

Total Investments	$—	$60,198,768	$—	$60,198,768

Liability Description

Futures Contracts	$(31,759)	$—	$—	$(31,759)

Total	$(31,759)	$—	$—	$(31,759)

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Notes to Financial Statements — continued

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$79,986,545	$—	$79,986,545

Total Investments	$—	$79,986,545	$—	$79,986,545

Liability Description

Futures Contracts	$(8,167)	$—	$—	$(8,167)

Total	$(8,167)	$—	$—	$(8,167)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$142,527,377	$—	$142,527,377

Total Investments	$—	$142,527,377	$—	$142,527,377

Liability Description

Futures Contracts	$(28,129)	$—	$—	$(28,129)

Total	$(28,129)	$—	$—	$(28,129)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$150,530,312	$—	$150,530,312
Taxable Municipal Securities	—	5,153,817	—	5,153,817

Total Investments	$—	$155,684,129	$—	$155,684,129

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$210,358,815	$—	$210,358,815
Taxable Municipal Securities	—	49,599	—	49,599

Total Investments	$—	$210,408,414	$—	$210,408,414

Liability Description

Futures Contracts	$(13,611)	$—	$—	$(13,611)

Total	$(13,611)	$—	$—	$(13,611)

The Funds held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2017

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2017, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	100.00%
Connecticut Municipal Income Fund	99.95%
Minnesota Municipal Income Fund	99.04%
New Jersey Municipal Income Fund	95.06%
Pennsylvania Municipal Income Fund	99.08%

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Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the

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reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Eaton Vance Pennsylvania Municipal Income Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

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Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

78

Eaton Vance

Municipal Income Funds

July 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

79

Eaton Vance

Municipal Income Funds

July 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

80

Eaton Vance

Municipal Income Funds

July 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

81

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

82

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111
Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313     7.31.17

Eaton Vance

Municipal Opportunities Fund

Annual Report

July 31, 2017

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2017

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	30

Federal Tax Information	31

Board of Trustees’ Contract Approval	32

Management and Organization	35

Important Notices	38

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on August 1, 2016 played out as a tale of two markets. For the first four months of the period, interest rates rose and municipal bond prices declined. But from December 2016 through the end of the period on July 31, 2017, longer-term rates fell and municipals gained back some, but not all, of their previous losses.

As the period opened, municipal bonds were at the tail end of a rally fueled by mixed U.S. economic reports, ongoing Federal Reserve Board (the Fed) caution, and the United Kingdom’s June 2016 vote to leave the European Union. Falling government interest rates around the world had put many sovereign rates into negative territory, making U.S. Treasurys and municipal bonds look attractive by comparison. In early fall, however, remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September and October of 2016.

In November 2016, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose, the yield curve steepened and bond prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, interest rates began to reverse direction — despite a Fed rate hike that month and two subsequent hikes in 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. For the remainder of the period, long-term rates drifted downward and the yield curve flattened.

For the 12-month period, municipal market returns were virtually flat. The Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.26%, as gains from coupon payments were nearly canceled out by price declines early in the fiscal year. For the period as a whole, rates rose throughout the yield curve for municipal AAA-rated6 issues. The greatest increases occurred at the long end of the curve, causing the curve to steepen and longer-term bonds to underperform shorter-term issues. Across the curve, municipal bonds outperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended July 31, 2017, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 0.04%, underperforming the 0.26% return of the Index.

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary detractors from performance versus the Index included security selection in bonds issued by Florida obligors; security selection and an overweight, relative to the Index, in non-investment grade bonds (bonds rated BB and below); and security selection in the water and sewer sector.

In contrast, an overweight in relatively defensive holdings — most notably floating-rate notes and money market-eligible bonds — aided relative performance during a period when rates rose. Additional contributors to results versus the Index included an overweight and security selection in Illinois bonds, security selection in the health care sector, and an overweight and security selection in insured Puerto Rico bonds. The Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	0.04%	3.85%	5.61%
Class A with 4.75% Maximum Sales Charge	—	—	–4.71	2.85	4.77
Class C at NAV	08/18/2014	05/31/2011	–0.71	3.36	5.20
Class C with 1% Maximum Sales Charge	—	—	–1.69	3.36	5.20
Class I at NAV	05/31/2011	05/31/2011	0.29	4.13	5.90
Bloomberg Barclays Municipal Bond Index	—	—	0.26%	3.10%	4.41%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.97%	1.72%	0.72%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			1.91%	1.16%	2.16%
Taxable-Equivalent Distribution Rate			3.37	2.05	3.82
SEC 30-day Yield			1.55	0.88	1.87
Taxable-Equivalent SEC 30-day Yield			2.73	1.56	3.30

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2011	$13,676	N.A.
Class I	$250,000	05/31/2011	$356,141	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Fund Profile

Credit Quality (% of total investments)6

*	Amount is less than 0.5%.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.90	$4.76	0.94%
Class C	$1,000.00	$1,039.90	$8.55	1.69%
Class I	$1,000.00	$1,044.10	$3.50	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71	0.94%
Class C	$1,000.00	$1,016.40	$8.45	1.69%
Class I	$1,000.00	$1,021.40	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 90.6%

Security	Principal Amount (000’s omitted)	Value

Education — 4.1%
Boise State University, ID, 5.00%, 4/1/31	$600	$714,408
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	722,670
California Infrastructure and Economic Development Bank, (The Colburn School), 1.82%, 6/1/20 (Put Date), 8/1/37(1)	3,000	2,999,790
Connecticut Health and Educational Facilities Authority, (The Hotchkiss School), (SPA: TD Bank, N.A.), 0.80%, 7/1/30(2)	10,000	10,000,000
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	627,182
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	699,564
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	528,356
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	561,865
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,897,315
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,134,490
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,901,201
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	597,679
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	328,691
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	364,257
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	594,495
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	644,146
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,183,610
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	582,960
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	576,895
University of Arkansas, 5.00%, 11/1/24	475	581,410
University of Arkansas, 5.00%, 11/1/25	500	619,035
University of Idaho, 5.00%, 4/1/24	500	602,525
West Virginia University, 1.35%, 10/1/19 (Put Date), 10/1/41(1)	3,500	3,495,905

		$32,958,449

Electric Utilities — 2.1%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$252,635
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	507,537

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	$400	$477,740
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,812,582
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,009,240
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,748,390
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,505,115
Nebraska Public Power District, 5.00%, 1/1/24	750	904,657
Omaha Public Power District, NE, 5.00%, 2/1/25	550	667,931
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	3,013,007
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,007,340
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,398,792
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,189,570
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	125	132,895

		$16,627,431

Escrowed / Prerefunded — 0.3%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,151,680
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	50	52,792

		$2,204,472

General Obligations — 21.9%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,536,170
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,030,760
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,194,180
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/25	1,865	2,195,720
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,379,040
Burlington, VT, 5.00%, 11/1/21	600	685,464
Burlington, VT, 5.00%, 11/1/22	500	581,700
Burlington, VT, 5.00%, 11/1/23	500	590,755
Burlington, VT, 5.00%, 11/1/24	400	478,752

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Burlington, VT, 5.00%, 11/1/25	$500	$601,655
Burlington, VT, 5.00%, 11/1/26	250	303,195
Burlington, VT, 5.00%, 11/1/27	225	270,772
Burlington, VT, 5.00%, 11/1/28	185	220,894
California, 5.00%, 8/1/26	12,650	15,882,201
California, 5.00%, 3/1/27	5,000	6,089,300
California, 5.00%, 9/1/29	2,390	2,913,649
Chelsea School District, MI, 4.00%, 5/1/24	765	884,853
Chelsea School District, MI, 4.00%, 5/1/25	765	889,458
Chicago, IL, 5.00%, 12/1/22	2,230	2,316,123
Chicago, IL, 5.625%, 1/1/30	6,000	6,378,240
Chicago, IL, 6.00%, 1/1/38	4,000	4,298,880
Chicago Park District, IL, 5.00%, 1/1/24	500	576,715
Clackamas Community College District, OR, 0.00%, 6/15/21	385	365,377
Dallas, TX, 5.00%, 2/15/23	5,425	6,247,430
Dallas, TX, 5.00%, 2/15/24	2,965	3,491,050
Dallas, TX, 5.00%, 2/15/25	1,000	1,185,910
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	5,000	4,369,800
Durand Area Schools, MI, 5.00%, 5/1/22	840	978,709
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,140,470
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	988,207
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,099,094
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,232,073
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,207,184
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,056,559
Illinois, 5.00%, 11/1/18	3,500	3,628,625
Illinois, 5.00%, 2/1/24	5,000	5,506,850
Illinois, 5.00%, 2/1/25	10,000	11,039,600
Illinois, 5.00%, 2/1/28	15,000	16,360,500
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,633,010
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,039,239
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,320,177
Madison, AL, 4.00%, 12/1/23	1,365	1,542,723
Madison, AL, 4.00%, 12/1/25	1,000	1,136,880
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,578,330
Manchester Community Schools, MI, 5.00%, 5/1/25	750	923,100
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	2,010,820
Massachusetts, 1.334%, 11/1/25(1)	4,630	4,629,398

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	$750	$905,318
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,194,180
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	590,325
Mobile County, AL, 5.00%, 6/1/23	860	1,025,662
Mobile County, AL, 5.00%, 6/1/24	300	363,231
New York, NY, 1.40%, 4/1/19 (Put Date), 8/1/27(1)	4,000	3,982,960
New York, NY, 5.00%, 8/1/25	1,000	1,202,660
New York, NY, 5.00%, 8/1/29	450	529,569
Ottawa County, MI, 5.00%, 11/1/22	500	594,320
Ottawa County, MI, 5.00%, 11/1/24	250	307,763
Ottawa County, MI, 5.00%, 11/1/25	300	373,410
Oyster Bay, NY, 2.50%, 6/1/18	2,750	2,763,200
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	6,226,500
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,669,126
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	2,865	2,866,604
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,257,255
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,240,640
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,813,570
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,441,820
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,219,622
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,932,826
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,229,510
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	481,716
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	595,865
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	354,837
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,707,161
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	844,725
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	640,215
Will County Community High School District No. 210, IL, 4.00%, 1/1/18	1,210	1,210,266

		$174,574,447

Hospital — 20.3%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$1,310	$1,441,458
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/17	200	200,650

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	$600	$623,202
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	663,629
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,279,468
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,078,251
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,317,679
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	856,409
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	263,510
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,000	1,143,600
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	303,054
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,578,933
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	339,178
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,177,380
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	376,762
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,598,771
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,265	3,659,053
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,948,591
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,300,385
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	116,209
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	232,572
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	411,494
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	340,734
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	124,169
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	168,353
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	276,683
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	507,518

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	$700	$797,622
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,673,550
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.785%, 7/1/20 (Put Date), 7/1/49(1)	13,665	13,661,310
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.372%, 7/1/19 (Put Date), 7/1/49(1)	4,465	4,459,999
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,023,912
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	235,136
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	356,100
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	161,775
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	216,122
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	527,410
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,184,400
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,392,484
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,115,315
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	4,904,037
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	8,994,560
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,152,590
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,901,412
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	516,430
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	450,400
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	493,393
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26(3)	1,200	1,471,404
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	538,669
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	626,280
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	947,982
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	699,450

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	$1,000	$1,177,830
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,074,195
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,175,470
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,104,777
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,490,372
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	140,219
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	602,020
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,312,278
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	2,835	3,204,712
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,362,877
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	1,150	1,347,915
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	305,255
Michigan Finance Authority, (McLaren Health Care), 1.588%, 10/15/20 (Put Date), 10/15/38(1)	6,250	6,274,125
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,577,380
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,174,360
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,133,090
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	699,253
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	568,895
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,042,988
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,445,092
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,185,080
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,919,173
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,385,960
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,544,259

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	$1,560	$1,763,377
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,163,530
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	572,880
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	578,170
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.514%, 5/1/18(1)	2,055	2,056,171
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	511,482
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	709,710
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,437,320
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(4)	700	791,665
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(4)	1,000	1,151,580
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(4)	300	342,288
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(4)	500	565,505
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(4)	600	674,094
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(4)	450	502,929
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(4)	1,000	1,110,990
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(4)	1,100	1,217,700
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(4)	1,100	1,212,937
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(4)	1,100	1,212,145
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(4)	1,200	1,322,340
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(4)	1,000	1,099,790
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	254,536
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,002,992
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	565,325
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	581,960

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	$500	$580,410
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,519,800
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,801,162
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,621,077
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,753,298
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,214,650
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	542,574
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	462,300
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	581,500
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	584,940
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	579,250
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	573,920
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,169,220
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,033,830
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,207,530
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	278,355

		$161,982,244

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$544,105
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,009,663
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	447,136
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	538,223

		$2,539,127

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.5%
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 8/15/17 (Put Date), 2/15/27	$1,000	$1,000,040
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 9/1/17 (Put Date), 9/1/29	1,000	1,000,060
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	940	979,743
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	243,236
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	7,250	7,208,240
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,135,170
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	5,019,900
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,076,590
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), 7.50%, 1/1/32(3)(4)	1,265	1,338,497
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.57%, 12/2/19 (Put Date), 12/1/44(1)	9,000	8,994,240

		$27,995,716

Insured-Electric Utilities — 1.2%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,132,652
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,746,975
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	280,515
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,771,075
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	143,281
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	721,606
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	557,438
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	129,840

		$9,483,382

Insured-Escrowed / Prerefunded — 0.1%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$289,661
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	211	217,093

		$506,754

Insured-General Obligations — 3.5%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$408,240
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	570,175

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations (continued)
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	$300	$346,119
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	349,527
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	352,872
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,049,707
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,068,921
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	763,135
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	781,941
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	786,092
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,169,630
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,183,490
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,451,885
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	1,936,598
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,497,921
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	39	39,306
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,886
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,959
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	231,155
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,116
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,207
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	66,034
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	330,120
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,508,565
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,885,554
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,019,718
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,050,430
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	881,138
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,527
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,101,156
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	566,153
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	411,985
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	900,277

		$28,226,539

Insured-Hospital — 0.6%
Shelby County Health, Educational and Housing Facility Board, TN, (Methodist Le Bonheur Healthcare), (AGM), (SPA: U.S. Bank, N.A.), 0.73%, 6/1/42(5)	$4,835	$4,835,000

		$4,835,000

Security	Principal Amount (000’s omitted)	Value

Insured-Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$438,912
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	481,210
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	437,460

		$1,357,582

Insured-Other Revenue — 0.0%(6)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$120,199

		$120,199

Insured-Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$425,690
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,342,278
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	194,699
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	190,006
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,172,080

		$3,324,753

Insured-Transportation — 3.1%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,472,916
Metropolitan Transportation Authority, NY, (AGM), 1.527%, 4/6/21 (Put Date), 11/1/32(1)	5,000	5,040,650
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	204,286
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,560	2,749,744
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	3,000	3,152,550
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,166,420
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	881,130
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,565,330
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	592,962

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	$100	$114,388
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,408,123
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,773,491
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,591,658
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	1,019,571
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	402,739
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	104,750
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	208,794
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,397,682

		$24,847,184

Insured-Water and Sewer — 0.6%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$192,439
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,684,200
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,076

		$4,978,715

Lease Revenue / Certificates of Participation — 1.2%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,165,410
New Jersey Economic Development Authority, (School Facilities Construction), 2.42%, 3/1/28(1)	7,500	7,030,950
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	559,390
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	554,130

		$9,309,880

Other Revenue — 4.1%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,869,853
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,206,370

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	$1,010	$1,207,455
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	4,160	4,910,381
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	647,719
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.27%, 6/1/22 (Put Date), 11/1/26(1)	10,000	10,001,000
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,219,565
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.572%, 8/1/19 (Put Date), 11/1/39(1)	1,300	1,298,076
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	111,004
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.87%, 7/3/23 (Put Date), 1/1/42(1)	1,000	1,010,350
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.926%, 7/1/22 (Put Date), 1/1/42(1)	1,000	1,006,360
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	730,669
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,552,799
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	788,522

		$32,560,123

Senior Living / Life Care — 5.2%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$566,300
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	577,185
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	410,900
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	367,589
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	530,872
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,966,733
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,483,693
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	498,757

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	$705	$781,683
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	847,762
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	466,047
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	582,566
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	331,509
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	384,682
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	438,224
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27(3)	1,000	993,140
Howard County, MD, (Vantage House), 5.00%, 4/1/21	627	656,212
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,676,838
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,764,701
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,762,675
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	779,779
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,022,458
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	725,939
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	166,032
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	410	428,659
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(4)	2,200	2,213,816
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(4)	1,250	1,260,762
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,560	1,669,918
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living—Ventana), 3.875%, 11/15/22	2,500	2,540,350
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	599,665
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	441,464
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,858,780
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	819,180

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	$585	$640,458
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(4)	1,615	1,657,055
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(4)	750	789,082
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,888,688
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,175,156

		$41,765,309

Special Tax Revenue — 4.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,812,480
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	43,362
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	62,354
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	879,670
Louisiana, Gasoline and Fuels Tax Revenue, 1.329%, 5/1/18 (Put Date), 5/1/43(1)	6,000	6,013,140
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,936,466
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,237,921
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: TD Bank, N.A.), 0.74%, 11/1/29(5)	4,290	4,290,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,998,560
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	3,013,525
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,000	3,690,900
South Village Community Development District, FL, 2.00%, 5/1/20	305	306,613
South Village Community Development District, FL, 2.00%, 5/1/21	100	99,539
South Village Community Development District, FL, 2.125%, 5/1/22	100	99,250
South Village Community Development District, FL, 2.375%, 5/1/23	100	99,365
South Village Community Development District, FL, 2.50%, 5/1/24	100	98,317
South Village Community Development District, FL, 2.75%, 5/1/25	100	97,504
South Village Community Development District, FL, 3.25%, 5/1/27	100	96,675
South Village Community Development District, FL, 4.35%, 5/1/26	565	564,559

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	$4,000	$3,844,400

		$34,284,600

Student Loan — 0.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$685,776
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	569,060

		$1,254,836

Transportation — 10.6%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	$1,970	$2,281,457
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	419,234
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	598,190
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	651,448
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	881,250
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	700,320
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,607,985
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,141,290
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,355,320
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,773,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	596,385
Denver City and County, CO, Airport System Revenue, 1.719%, 11/15/19 (Put Date), 11/15/31(1)	2,400	2,408,400
E-470 Public Highway Authority, CO, 1.876%, 9/1/21 (Put Date), 9/1/39(1)	1,000	1,004,260
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	285,970
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,462,037
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,791,733
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,228,363
Metropolitan Transportation Authority, NY, (LOC: Bank of Montreal), 0.77%, 11/1/35(5)	11,155	11,155,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	963,495
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,192,720
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,040,980

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	$3,000	$3,058,860
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.02%, 12/15/21 (Put Date), 6/15/34(1)	2,750	2,672,972
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,886,096
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,910,432
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,167,900
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,128,200
Pennsylvania Turnpike Commission, 1.70%, 12/1/20(1)	1,000	1,000,560
Pennsylvania Turnpike Commission, 1.97%, 12/1/19(1)	500	502,685
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	573,995
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	570,345
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	851,400
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,636,281
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	580,310
Triborough Bridge and Tunnel Authority, NY, 1.522%, 2/1/21 (Put Date), 1/1/32(1)	10,000	10,054,100

		$84,133,573

Water and Sewer — 2.8%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$490,386
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	444,081
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	575,028
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	137,879
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	320,656
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,428,840
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,069,750
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 0.77%, 6/15/49(5)	12,600	12,600,000
Riverside, CA, Water System Revenue, 1.45%, 1/15/20 (Put Date), 10/1/35(1)	5,000	5,000,000

		$22,066,620

Total Tax-Exempt Municipal Securities — 90.6% (identified cost $702,824,534)		$721,936,935

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value

Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 1.732%, 1/25/33(1)(4)	$500	$502,466

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $499,609)		$502,466

Taxable Municipal Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value

Education — 1.3%
University of California, 3.063%, 7/1/25	$10,000	$10,204,600

		$10,204,600

Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,029,820

		$2,029,820

General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,406,689
Chicago, IL, 7.375%, 1/1/33	3,250	3,573,862
Chicago, IL, 7.75%, 1/1/42	5,810	6,178,761
Chicago, IL, 7.781%, 1/1/35	2,600	2,872,766

		$16,032,078

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,500	$1,586,310

		$1,586,310

Insured-General Obligations — 1.3%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,811	$2,782,989
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,742,247

		$10,525,236

Insured-Special Tax Revenue — 0.6%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17	$845	$845,000
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	905	913,742
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,062,517

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue (continued)
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	$345	$347,860
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	354,477
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	519,047
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	511,200
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	507,120

		$5,060,963

Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,944,060

		$1,944,060

Total Taxable Municipal Securities — 5.9% (identified cost $45,462,283)		$47,383,067

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value

Health Care — 1.5%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,732,292

Total Corporate Bonds & Notes — 1.5% (identified cost $10,732,219)		$11,732,292

Closed-End Funds — 1.6%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	943,601	$13,191,542

Total Closed-End Funds — 1.6% (identified cost $13,058,575)		$13,191,542

Total Investments — 99.7% (identified cost $772,577,220)		$794,746,302

Other Assets, Less Liabilities — 0.3%		$2,245,586

Net Assets — 100.0%		$796,991,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Portfolio of Investments — continued

At July 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	16.6%
New York	16.0%
California	10.4%
Others, representing less than 10% individually	56.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.4% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at July 31, 2017.

(3)	When-issued security.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $27,153,624 or 3.4% of the Fund’s net assets.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at July 31, 2017.

(6)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	150	Short	Sep-17	$(22,809,204)	$(22,945,313)	$(136,109)

						$(136,109)

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Statement of Assets and Liabilities

Assets	July 31, 2017
Investments, at value (identified cost, $772,577,220)	$794,746,302
Cash	9,917,515
Restricted cash*	450,000
Interest and dividends receivable	6,845,251
Receivable for investments sold	227,854
Receivable for Fund shares sold	1,989,465
Receivable for variation margin on open financial futures contracts	32,813
Total assets	$814,209,200

Liabilities
Payable for investments purchased	$10,203,026
Payable for when-issued securities	3,728,516
Payable for Fund shares redeemed	2,413,197
Distributions payable	232,297
Payable to affiliates:
Investment adviser and administration fee	394,605
Distribution and service fees	69,508
Accrued expenses	176,163
Total liabilities	$17,217,312
Net Assets	$796,991,888

Sources of Net Assets
Paid-in capital	$782,454,783
Accumulated net realized loss	(7,490,599)
Accumulated distributions in excess of net investment income	(5,269)
Net unrealized appreciation	22,032,973
Net Assets	$796,991,888

Class A Shares
Net Assets	$112,632,372
Shares Outstanding	9,414,470
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.96
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.56

Class C Shares
Net Assets	$54,001,297
Shares Outstanding	4,515,332
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.96

Class I Shares
Net Assets	$630,358,219
Shares Outstanding	52,608,610
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Statement of Operations

Investment Income	Year Ended July 31, 2017
Interest	$21,660,733
Dividends	536,392
Total investment income	$22,197,125

Expenses
Investment adviser and administration fee	$4,397,454
Distribution and service fees
Class A	367,499
Class C	527,271
Trustees’ fees and expenses	43,165
Custodian fee	170,624
Transfer and dividend disbursing agent fees	280,472
Legal and accounting services	79,967
Printing and postage	43,585
Registration fees	133,152
Miscellaneous	135,168
Total expenses	$6,178,357

Net investment income	$16,018,768

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(7,721,796)
Financial futures contracts	(132,392)
Net realized loss	$(7,854,188)
Change in unrealized appreciation (depreciation) —
Investments	$(7,583,312)
Financial futures contracts	(136,109)
Net change in unrealized appreciation (depreciation)	$(7,719,421)

Net realized and unrealized loss	$(15,573,609)

Net increase in net assets from operations	$445,159

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$16,018,768	$9,505,875
Net realized gain (loss) from investment transactions and financial futures contracts	(7,854,188)	3,815,621
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,719,421)	27,481,634
Net increase in net assets from operations	$445,159	$40,803,130
Distributions to shareholders —
From net investment income
Class A	$(2,918,796)	$(2,146,857)
Class C	(654,020)	(331,564)
Class I	(12,217,001)	(6,785,591)
From net realized gain
Class A	(722,649)	—
Class C	(228,720)	—
Class I	(2,284,460)	—
Total distributions to shareholders	$(19,025,646)	$(9,264,012)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$91,387,256	$105,847,310
Class C	21,814,014	27,878,776
Class I	423,414,510	341,265,513
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,447,492	2,043,156
Class C	700,981	243,543
Class I	11,332,916	4,814,202
Cost of shares redeemed
Class A	(130,747,388)	(48,788,818)
Class C	(14,537,701)	(4,448,567)
Class I	(294,366,191)	(77,368,696)
Net increase in net assets from Fund share transactions	$112,445,889	$351,486,419

Net increase in net assets	$93,865,402	$383,025,537

Net Assets
At beginning of year	$703,126,486	$320,100,949
At end of year	$796,991,888	$703,126,486

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(5,269)	$(3,782)

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Financial Highlights

	Class A
	Year Ended July 31,
	2017	2016	2015		2014		2013
Net asset value — Beginning of year	$12.250	$11.490	$11.180		$10.240		$11.240

Income (Loss) From Operations
Net investment income	$0.236	$0.218	$0.202		$0.242		$0.225
Net realized and unrealized gain (loss)	(0.239)	0.760	0.319		0.940		(0.739)

Total income (loss) from operations	$(0.003)	$0.978	$0.521		$1.182		$(0.514)

Less Distributions
From net investment income	$(0.236)	$(0.218)	$(0.202)		$(0.242)		$(0.225)
From net realized gain	(0.051)	—	(0.009)		—		(0.261)

Total distributions	$(0.287)	$(0.218)	$(0.211)		$(0.242)		$(0.486)

Net asset value — End of year	$11.960	$12.250	$11.490		$11.180		$10.240

Total Return(1)	0.04%	8.59%	4.68	%(2)	11.69	%(2)	(4.87	)%(2)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$112,632	$154,283	$87,416		$16,715		$15,596
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.96%	0.97%	1.00	%(2)	1.09	%(2)	1.10	%(2)
Net investment income	2.02%	1.85%	1.72%		2.25%		2.02%
Portfolio Turnover	53%	58%	79%		283%		85%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20% and 0.24% of average daily net assets for the years ended July 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Financial Highlights — continued

	Class C
	Year Ended July 31,		Period Ended July 31, 2015(1)
	2017	2016
Net asset value — Beginning of period	$12.250	$11.480	$11.270

Income (Loss) From Operations
Net investment income	$0.146	$0.129	$0.103
Net realized and unrealized gain (loss)	(0.239)	0.770	0.219

Total income (loss) from operations	$(0.093)	$0.899	$0.322

Less Distributions
From net investment income	$(0.146)	$(0.129)	$(0.103)
From net realized gain	(0.051)	—	(0.009)

Total distributions	$(0.197)	$(0.129)	$(0.112)

Net asset value — End of period	$11.960	$12.250	$11.480

Total Return(2)	(0.71)%	7.87%	2.86	%(3)(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,001	$47,302	$21,534
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.71%	1.72%	1.75	%(4)(6)
Net investment income	1.27%	1.09%	0.91	%(6)
Portfolio Turnover	53%	58%	79	%(7)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the year ended July 31, 2015.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Financial Highlights — continued

	Class I
	Year Ended July 31,
	2017	2016	2015		2014		2013
Net asset value — Beginning of year	$12.270	$11.500	$11.190		$10.250		$11.250

Income (Loss) From Operations
Net investment income	$0.265	$0.248	$0.232		$0.269		$0.253
Net realized and unrealized gain (loss)	(0.239)	0.770	0.319		0.939		(0.738)

Total income (loss) from operations	$0.026	$1.018	$0.551		$1.208		$(0.485)

Less Distributions
From net investment income	$(0.265)	$(0.248)	$(0.232)		$(0.268)		$(0.254)
From net realized gain	(0.051)	—	(0.009)		—		(0.261)

Total distributions	$(0.316)	$(0.248)	$(0.241)		$(0.268)		$(0.515)

Net asset value — End of year	$11.980	$12.270	$11.500		$11.190		$10.250

Total Return(1)	0.29%	8.95%	4.94	%(2)	11.96	%(2)	(4.62	)%(2)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$630,358	$501,541	$211,151		$42,549		$16,369
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.71%	0.72%	0.75	%(2)	0.84	%(2)	0.85	%(2)
Net investment income	2.27%	2.09%	1.98%		2.44%		2.30%
Portfolio Turnover	53%	58%	79%		283%		85%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20% and 0.24% of average daily net assets for the years ended July 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

24

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2017 and July 31, 2016 was as follows:

	Year Ended July 31,
	2017	2016

Distributions declared from:
Tax-exempt income	$13,385,349	$7,858,080
Ordinary income	$5,640,297	$1,405,932

During the year ended July 31, 2017, accumulated net realized loss was decreased by $230,438 and accumulated undistributed net investment income was decreased by $230,438 due to differences between book and tax accounting, primarily for premium amortization, accretion of market discount and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

25

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Notes to Financial Statements — continued

As of July 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$227,028
Post October capital losses	$(8,158,476)
Net unrealized appreciation	$22,700,850
Other temporary differences	$(232,297)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to futures contracts, the timing of recognizing distributions to shareholders, premium amortization and accretion of market discount.

At July 31, 2017, the Fund had a net capital loss of $8,158,476 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$772,045,452

Gross unrealized appreciation	$24,321,001
Gross unrealized depreciation	(1,620,151)

Net unrealized appreciation	$22,700,850

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the year ended July 31, 2017, the investment adviser and administration fee amounted to $4,397,454 or 0.59% of the Fund’s average daily net assets. EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through November 30, 2016. Pursuant to this agreement, no operating expenses were allocated to EVM for the year ended July 31, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2017, EVM earned $3,003 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,363 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2017 amounted to $367,499 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2017, the Fund paid or accrued to EVD $395,453 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the

26

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Notes to Financial Statements — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2017 amounted to $131,818 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2017, the Fund was informed that EVD received approximately $32,000 and $13,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $496,889,261 and $394,661,364, respectively, for the year ended July 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended July 31, 2017	Year Ended July 31, 2016

Sales	7,754,588	8,919,968
Issued to shareholders electing to receive payments of distributions in Fund shares	293,935	171,687
Redemptions	(11,224,567)	(4,111,466)

Net increase (decrease)	(3,176,044)	4,980,189

Class C	Year Ended July 31, 2017	Year Ended July 31, 2016

Sales	1,829,302	2,339,659
Issued to shareholders electing to receive payments of distributions in Fund shares	59,920	20,465
Redemptions	(1,236,304)	(373,515)

Net increase	652,918	1,986,609

Class I	Year Ended July 31, 2017	Year Ended July 31, 2016

Sales	35,955,519	28,600,712
Issued to shareholders electing to receive payments of distributions in Fund shares	962,022	402,797
Redemptions	(25,185,413)	(6,486,963)

Net increase	11,732,128	22,516,546

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term

27

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Notes to Financial Statements — continued

cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2017.
9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2017 is included in the Portfolio of Investments. At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures Contracts	$—	$(136,109	)(1)

Total	$—	$(136,109)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures Contracts	$(132,392)	$(136,109)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2017, which is indicative of the volume of this derivative type, was approximately $7,023,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Notes to Financial Statements — continued

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$721,936,935	$—	$721,936,935
Tax-Exempt Mortgage-Backed Securities	—	502,466	—	502,466
Taxable Municipal Securities	—	47,383,067	—	47,383,067
Corporate Bonds & Notes	—	11,732,292	—	11,732,292
Closed-End Funds	13,191,542	—	—	13,191,542

Total Investments	$13,191,542	$781,554,760	$—	$794,746,302

Liability Description
Futures Contracts	$(136,109)	$—	$—	$(136,109)

Total	$(136,109)	$—	$—	$(136,109)

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Opportunities Fund as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2017

30

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2017, the Fund designates 84.77% of distributions from net investment income as an exempt-interest dividend.

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Municipal Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

33

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

34

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

35

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

36

Eaton Vance

Municipal Opportunities Fund

July 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279     7.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2016 and July 31, 2017 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2016	7/31/2017
Audit Fees	$33,620	$33,620
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,592	$9,736
All Other Fees(3)	$0	$0

Total	$43,212	$43,356

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2016	7/31/2017
Audit Fees	$35,690	$34,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,696	$9,841
All Other Fees(3)	$0	$0

Total	$45,386	$44,731

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2016	7/31/2017
Audit Fees	$29,600	$34,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,832	$8,964
All Other Fees(3)	$0	$0

Total	$38,432	$43,564

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2016	7/31/2017
Audit Fees	$42,070	$42,570
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,477	$10,615
All Other Fees(3)	$0	$0

Total	$52,547	$53,185

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2016	7/31/2017
Audit Fees	$49,060	$49,060
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,289	$10,443
All Other Fees(3)	$0	$0

Total	$59,349	$59,503

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2016	7/31/2017
Audit Fees	$55,670	$56,320
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,152	$11,319
All Other Fees(3)	$0	$0

Total	$66,822	$67,639

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/15	9/30/15	7/31/16	8/31/16	9/30/16	7/31/17
Audit Fees	$252,060	$301,310	$245,710	$253,160	$298,020	$251,060
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$70,803	$64,903	$60,038	$71,512	$65,552	$60,918
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$322,863	$366,213	$305,748	$324,672	$363,572	$311,978

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/15	9/30/15	7/31/16	8/31/16	9/30/16	7/31/17
Registrant(1)	$70,803	$64,903	$60,038	$71,512	$65,552	$60,918
Eaton Vance(2)	$46,000	$46,000	$56,434	$56,434	$56,434	$148,018

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017